UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

DREYFUS INDEX FUNDS, INC.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus International
Stock Index Fund

ANNUAL REPORT October 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
37	Statement Financial Futures
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
41	Financial Highlights
42	Notes to Financial Statements
59	Report of Independent Registered Public Accounting Firm
60	Important Tax Information
61	Board Members Information
63	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2010, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery during the final months of 2010, but sentiment deteriorated in 2011 due to disappointing global economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. International stocks proved sensitive to these macroeconomic developments, often regardless of underlying company fundamentals, and most international equity market indices ended the reporting period with mildly negative absolute returns.

The global economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Although Europe continues to struggle with a debt crisis, inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In Asia, China seems to have averted an economic contraction after implementing measures to dampen inflationary pressures. In the United States, moderately low core inflation and an accommodative monetary policy could help support near-trend growth despite ongoing deleveraging activity in the private sector.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through October 31, 2011, as provided by Thomas J. Durante, CFA, Richard A. Brown, CFA and Karen Q.Wong, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2011, Dreyfus International Stock Index Fund produced a total return of –5.03%.1 This compares with a –4.08% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

Strong corporate earnings drove international stocks higher over the reporting period’s first half, but macroeconomic challenges later drove the MSCI EAFE Index into negative territory.The fund produced a lower return than its benchmark.The difference in return between the fund and the MSCI EAFE Index was primarily the result of transaction costs and operating expenses that are not reflected in the MSCI EAFE Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Index.

Macroeconomic Developments Challenged Global Growth

Positive market sentiment generally prevailed through the first quarter of 2011 amid expectations of continued global economic recovery. In addition, a weaker U.S. dollar supported exports to the United States, fueling corporate earnings growth for international companies.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

While global markets continued to advance over the first few months of 2011, investors grew increasingly concerned about a sovereign debt crisis in Europe, inflationary pressures in China and rising energy prices stemming from political unrest in the Middle East. In March, catastrophic natural and nuclear disasters struck Japan, disrupting the global industrial supply chain. However, most equity markets rebounded quickly, and the MSCI EAFE Index hit new highs for the reporting period in April.

By May, investor sentiment began to deteriorate in earnest. U.S. economic growth proved more sluggish than expected, and investors worried about a contentious debate regarding U.S. government spending, borrowing and taxes. In Europe, the debt problems facing Ireland, Portugal, Spain and Italy intensified, and Greece faced the possibility of default. Consequently, international markets lost all of the ground they had gained earlier, ending the reporting period with a mild loss. In a reversal of the trend over the past several years, the developed markets represented in the MSCI EAFE Index generally fared better than the emerging markets.

Energy Producers Led Global Markets

The energy, consumer staples and health care sectors held up relatively well in this challenging environment. Major integrated energy producers such as BP and Royal Dutch Shell encountered rising oil prices, improvements in their refinery operations and higher profits from liquefied natural gas.The traditionally defensive consumer staples sector benefited as investors turned to companies and industry groups that historically have been relatively insensitive to economic conditions. Consumer staples companies with attractive dividends and track records of stable cash flows proved particularly attractive to skittish investors, boosting British American Tobacco, Unilever and Nestle. Similarly, investors favored health care companies that historically have demonstrated earnings stability during economic downturns. For example, U.K.-based GlaxoSmithKline benefited from stronger exports of beauty products to the emerging markets, and Roche Holding achieved higher sales of key drugs.

Generally strong results from these areas were more than offset by weakness in other market sectors. The financials sector proved espe-

cially disappointing, largely due to the European debt crisis and the dampening effects of austerity measures on loan demand. Banks with exposure to the debt of Spain, Italy and Greece were punished by investors, derailing financial institutions in those nations, including Spain’s Banco Santander and Italy’s UniCredit. Banks in other markets also suffered from exposure to questionable debt securities, including France-based BNP Paribas and Societe Generale.

Results in the utilities sector were hurt by Tokyo Electric Power, whose Fukushima nuclear power plant was at the center of Japan’s nuclear disaster. Other utilities with nuclear operations also suffered as government authorities sought alternatives to nuclear power. In the materials sector, metals-and-mining companies Rio Tinto and Anglo American declined when production fell short of expectations.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

November 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/11
	1 Year	5 Years	10 Years
Fund	–5.03%	–2.92%	4.93%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–4.08%	–2.41%	5.73%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/01 to a
$10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the
“Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011

Expenses paid per $1,000†	$2.79
Ending value (after expenses)	$844.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011

Expenses paid per $1,000†	$3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
October 31, 2011

Common Stocks—96.9%	Shares		Value ($)
Australia—8.7%
AGL Energy	21,347		323,982
Alumina	116,808		176,876
Amcor	57,891		427,035
AMP	133,374		597,434
Asciano	133,578		212,346
ASX	8,615		278,292
Australia & New Zealand Banking Group	122,930		2,790,980
Bendigo and Adelaide Bank	17,291		171,759
BHP Billiton	152,323		6,003,198
BlueScope Steel	91,697		80,744
Boral	34,041		139,997
Brambles	69,015		479,471
Caltex Australia	6,352		88,609
CFS Retail Property Trust	87,677		168,112
Coca-Cola Amatil	26,305		342,014
Cochlear	2,583		158,853
Commonwealth Bank of Australia	73,857		3,818,265
Computershare	21,082		167,878
Crown	20,990		176,421
CSL	25,027		754,511
Dexus Property Group	242,514		216,089
Echo Entertainment Group	33,277	[a]	129,807
Fairfax Media	105,013		101,110
Fortescue Metals Group	60,284		302,226
Foster’s Group	94,104		531,063
Goodman Group	316,833		204,775
GPT Group	84,841		281,311
Harvey Norman Holdings	21,349		48,513
Iluka Resources	19,688		329,481
Incitec Pivot	76,376		274,412
Insurance Australia Group	100,454		330,424
James Hardie Industries-CDI	22,829	[a]	148,535
Leighton Holdings	7,148		161,028
Lend Lease Group	24,700		199,639
Lynas	85,497	[a]	101,771
MacArthur Coal	7,332		124,895

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Macquarie Group	16,830		428,162
Map Group	31,449		113,059
Metcash	38,630		169,820
Mirvac Group	165,941		218,579
National Australia Bank	102,707		2,759,844
Newcrest Mining	36,592		1,297,654
OneSteel	59,325		74,558
Orica	17,151		463,525
Origin Energy	49,918		754,497
OZ Minerals	14,661		173,979
Paladin Energy	33,468	[a]	50,747
Qantas Airways	55,702	[a]	94,031
QBE Insurance Group	51,956		802,771
QR National	83,580		288,676
Ramsay Health Care	6,148		121,302
Rio Tinto	20,835		1,503,963
Santos	40,790		545,863
Sims Metal Management	8,218		119,200
Sonic Healthcare	18,514		215,171
SP Ausnet	62,635		65,757
Stockland	112,087		368,694
Suncorp Group	60,940		548,702
TABCORP Holdings	33,277		103,090
Tatts Group	61,493		150,364
Telstra	204,168		668,486
Toll Holdings	33,878		170,511
Transurban Group	60,190		331,915
Wesfarmers	48,059		1,627,473
Wesfarmers-PPS	7,070		243,556
Westfield Group	104,473		845,770
Westfield Retail Trust	134,457		358,532
Westpac Banking	142,539		3,339,790
Woodside Petroleum	29,895		1,132,611
Woolworths	58,161		1,456,069
WorleyParsons	9,422		274,468
			42,723,045

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Austria—.3%
Erste Group Bank	8,858		192,740
IMMOFINANZ	42,985	[a]	143,113
OMV	7,541		265,847
Raiffeisen Bank International	2,344		66,369
Telekom Austria	15,244		174,989
Verbund	3,340		97,994
Vienna Insurance Group	1,670		70,741
Voestalpine	5,248		182,997
			1,194,790
Belgium—.9%
Ageas	111,877		227,827
Anheuser-Busch InBev	37,961		2,129,300
Anheuser-Busch InBev (STRIP)	12,680	[a]	18
Bekaert	1,729		77,919
Belgacom	7,074		216,280
Colruyt	3,611		150,091
Delhaize Group	4,911		324,272
Dexia	33,426	[a]	26,575
Groupe Bruxelles Lambert	3,776		294,096
Groupe Bruxelles Lambert (STRIP)	236	[a]	1
KBC Groep	7,431		168,220
Mobistar	1,360		78,277
Solvay	2,868		296,301
UCB	4,586		204,050
Umicore	5,210		226,109
			4,419,336
China—.0%
Foxconn International Holdings	132,000	[a]	88,505
Yangzijiang Shipbuilding Holdings	99,000		73,299
			161,804
Cyprus—.0%
Bank of Cyprus	46,122		64,331
Denmark—1.0%
AP Moller—Maersk, Cl. A	26		169,902
AP Moller—Maersk, Cl. B	64		440,055
Carlsberg, Cl. B	5,179		355,324

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Coloplast, Cl. B	1,044		153,725
Danske Bank	31,691	[a]	442,579
DSV	9,415		191,844
Novo Nordisk, Cl. B	20,116		2,168,241
Novozymes, Cl. B	2,228		336,418
Pandora	2,876		27,980
TDC	18,800		156,579
Tryg	1,152		64,957
Vestas Wind Systems	10,261	[a]	162,246
William Demant Holding	997	[a]	80,177
			4,750,027
Finland—.9%
Elisa	6,364		135,544
Fortum	20,740		510,002
Kesko, Cl. B	2,995		107,610
Kone, Cl. B	7,554		420,820
Metso	6,120		240,208
Neste Oil	6,406		78,495
Nokia	178,749		1,214,182
Nokian Renkaat	5,429		201,046
Orion, Cl. B	4,426		93,033
Outokumpu	7,143		60,974
Pohjola Bank, Cl. A	7,347		85,721
Rautaruukki	4,060		43,774
Sampo, Cl. A	19,616		546,386
Sanoma	4,669		63,365
Stora Enso, Cl. R	26,820		172,004
UPM-Kymmene	25,102		296,903
Wartsila	8,360		257,347
			4,527,414
France—8.8%
Accor	7,079		234,551
Aeroports de Paris	1,783		141,780
Air France	7,338	[a]	56,385
Air Liquide	13,561		1,773,267
Alcatel-Lucent	112,365	[a]	311,415

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Alstom	10,002		378,066
Arkema	2,799		192,996
Atos	2,389		116,693
AXA	83,071		1,363,757
BNP Paribas	45,316		2,076,338
Bouygues	11,223		425,158
Bureau Veritas	2,531		198,470
Cap Gemini	6,898		266,703
Carrefour	27,029		724,971
Casino Guichard Perrachon	2,650		251,047
Christian Dior	2,638		376,410
Cie de St-Gobain	18,959		890,897
Cie Generale d’Optique Essilor International	9,439		689,872
Cie Generale de Geophysique-Veritas	7,003	[a]	153,403
Cie Generale des Etablissements Michelin, Cl. B	8,248		606,046
CNP Assurances	6,982		107,805
Credit Agricole	46,605		368,966
Danone	27,599		1,936,299
Dassault Systemes	2,837		241,261
Edenred	7,894		225,716
EDF	11,094		335,938
Eiffage	2,009		68,989
Eramet	238		37,844
Eurazeo	1,324		64,053
Eutelsat Communications	4,735		197,140
Fonciere des Regions	1,253		93,326
France Telecom	88,640		1,612,198
GDF Suez	59,216		1,694,423
Gecina	1,000		99,840
Groupe Eurotunnel	26,075		238,074
ICADE	1,094		99,215
Iliad	981		115,731
Imerys	1,513		87,452
JC Decaux	3,387	[a]	91,484
Klepierre	4,665		147,150
L’Oreal	11,476		1,277,494

Common Stocks (continued)	Shares	Value ($)
France (continued)
Lafarge	9,720	399,605
Lagardere	6,046	164,189
Legrand	9,552	341,937
LVMH Moet Hennessy Louis Vuitton	11,981	2,009,506
Metropole Television	3,249	56,284
Natixis	41,498	134,053
Neopost	1,569	120,670
Pernod-Ricard	9,433	888,106
Peugeot	6,857	151,831
PPR	3,556	559,973
Publicis Groupe	6,001	293,249
Renault	9,297	394,793
Safran	7,817	258,077
Sanofi	52,828	3,828,639
Schneider Electric	23,387	1,391,248
SCOR	8,435	198,948
Societe BIC	1,432	128,969
Societe Generale	30,205	888,940
Societe Television Francaise 1	6,190	84,326
Sodexo	4,559	332,633
Suez Environnement	13,276	210,079
Technip	4,687	449,251
Thales	4,486	160,024
Total	100,637	5,308,024
Unibail-Rodamco	4,371	880,967
Vallourec	5,293	324,689
Veolia Environnement	16,290	233,461
Vinci	21,211	1,056,186
Vivendi	59,123	1,340,050
Wendel	1,660	124,937
		43,082,267
Germany—7.5%
Adidas	9,804	699,592
Allianz	21,454	2,430,127
Axel Springer	2,085	85,151
BASF	43,487	3,226,269

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Bayer	39,121		2,526,127
Bayerische Motoren Werke	15,805		1,301,964
Beiersdorf	4,862		283,365
Brenntag	1,624		165,356
Celesio	3,952		63,060
Commerzbank	173,972	[a]	432,655
Continental	3,726	[a]	281,626
Daimler	42,833		2,210,504
Deutsche Bank	44,438		1,880,844
Deutsche Boerse	9,103	[a]	507,874
Deutsche Lufthansa	11,634		160,194
Deutsche Post	39,570		607,665
Deutsche Telekom	134,306		1,722,309
E.ON	86,137		2,103,716
Fraport Frankfurt Airport Services Worldwide	1,609		102,662
Fresenius & Co.	5,389		536,006
Fresenius Medical Care & Co.	9,581		705,195
GEA Group	8,107		225,757
Hannover Rueckversicherung	3,039		151,982
HeidelbergCement	6,570		302,223
Henkel & Co.	6,271		309,811
Hochtief	1,996		146,968
Infineon Technologies	52,752		480,393
K+S	8,044		516,052
Kabel Deutschland Holding	3,704	[a]	213,163
Lanxess	4,118		244,627
Linde	8,070		1,293,879
MAN	2,955		264,155
Merck	3,016		284,374
Metro	6,246		293,504
Muenchener Rueckversicherungs	8,991		1,222,209
RWE	19,609		846,364
Salzgitter	1,819		103,870
SAP	43,534		2,648,958
Siemens	38,987		4,144,765
Suedzucker	3,046		90,048

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
ThyssenKrupp	18,595		540,901
TUI	7,370	[a]	48,756
United Internet	5,818		115,759
Volkswagen	1,464		232,378
Wacker Chemie	762		77,704
			36,830,861
Greece—.1%
Alpha Bank	25,409	[a]	35,086
Coca-Cola Hellenic Bottling	8,251	[a]	163,996
EFG Eurobank Ergasias	16,597	[a]	15,742
Hellenic Telecommunications Organization	13,152		73,377
National Bank of Greece	45,918	[a]	110,160
OPAP	10,949		128,282
Public Power	6,826		59,125
			585,768
Hong Kong—2.5%
AIA Group	402,800		1,215,499
ASM Pacific Technology	9,600		105,498
Bank of East Asia	72,150		261,038
BOC Hong Kong Holdings	180,000		422,070
Cathay Pacific Airways	52,000		93,619
Cheung Kong Holdings	66,000		819,916
Cheung Kong Infrastructure Holdings	21,000		112,379
CLP Holdings	91,788		817,515
Esprit Holdings	59,759		86,416
Galaxy Entertainment Group	63,000	[a]	122,856
Hang Lung Group	41,000		249,535
Hang Lung Properties	116,000		422,397
Hang Seng Bank	35,700		460,010
Henderson Land Development	43,762		236,787
Hong Kong & China Gas	221,754		500,242
Hong Kong Exchanges & Clearing	48,800		818,397
Hopewell Holdings	26,000		67,195
Hutchison Whampoa	99,800		912,280
Hysan Development	28,000		97,974
Kerry Properties	36,000		132,544

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Li & Fung	275,200		531,503
Lifestyle International Holdings	27,500		73,628
Link REIT	105,000		359,063
MTR	69,500		223,364
New World Development	113,191		119,286
NWS Holdings	60,000		91,118
Orient Overseas International	11,300		51,022
PCCW	167,000		66,380
Power Assets Holdings	65,000		496,089
Shangri-La Asia	63,000		125,675
Sino Land	130,664		206,445
SJM Holdings	74,530		126,108
Sun Hung Kai Properties	66,699		909,752
Swire Pacific, Cl. A	34,000		393,500
Wharf Holdings	73,311		390,054
Wheelock & Co.	42,000		121,182
Wing Hang Bank	8,000		72,388
Yue Yuen Industrial Holdings	32,300		91,537
			12,402,261
Ireland—.2%
Anglo Irish Bank	35,225	[a,b]	49
CRH	34,539		630,369
Elan	23,710	[a]	281,762
Kerry Group, Cl. A	6,761		256,024
Ryanair Holdings	4,000	[a]	19,086
			1,187,290
Israel—.6%
Bank Hapoalim	50,958		199,474
Bank Leumi Le-Israel	54,305		190,255
Bezeq Israeli Telecommunication	88,933		189,642
Cellcom Israel	2,512		55,721
Delek Group	202		40,121
Elbit Systems	1,178		52,482
Israel	117		86,177
Israel Chemicals	20,717		249,290
Israel Discount Bank, Cl. A	31,733	[a]	52,944

Common Stocks (continued)	Shares		Value ($)
Israel (continued)
Mizrahi Tefahot Bank	6,222		54,067
NICE Systems	3,141	[a]	112,729
Partner Communications	4,318		51,768
Teva Pharmaceutical Industries	44,426		1,819,934
			3,154,604
Italy—2.3%
A2A	55,689		76,898
Assicurazioni Generali	55,629		1,011,013
Atlantia	14,360		221,324
Autogrill	5,146		60,149
Banca Carige	32,548		64,465
Banca Monte dei Paschi di Siena	191,415		90,321
Banco Popolare	90,799		136,778
Enel	314,541		1,496,038
Enel Green Power	80,792		187,288
ENI	113,684		2,535,473
EXOR	2,723		60,389
Fiat	37,943		234,977
Fiat Industrial	35,849	[a]	315,263
Finmeccanica	19,919		137,970
Intesa Sanpaolo	471,576		849,159
Intesa Sanpaolo-RSP	47,999		70,363
Luxottica Group	5,885		175,249
Mediaset	31,881		119,084
Mediobanca	23,963		192,520
Parmalat	17,764		39,866
Pirelli & C	11,503		102,684
Prysmian	10,503		160,413
Saipem	12,361		558,611
Snam Rete Gas	77,854		382,456
Telecom Italia	444,226		557,335
Telecom Italia-RSP	291,140		307,607
Terna Rete Elettrica Nazionale	58,703		226,477
UniCredit	641,763		759,070
Unione di Banche Italiane	32,249		124,147
			11,253,387

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—20.3%
ABC-Mart	1,000	39,291
Advantest	6,400	74,627
Aeon	28,200	371,319
Aeon Credit Service	3,960	59,384
AEON Mall	3,900	91,192
Air Water	7,000	89,111
Aisin Seiki	9,200	293,036
Ajinomoto	31,800	356,561
Alfresa Holdings	1,900	71,825
All Nippon Airways	41,000	124,027
Amada	17,000	112,315
Aozora Bank	21,959	55,550
Asahi Glass	48,800	428,452
Asahi Group Holdings	18,800	386,689
Asahi Kasei	60,900	361,612
Asics	7,000	93,133
Astellas Pharma	20,879	763,818
Bank of Kyoto	14,000	119,290
Bank of Yokohama	57,000	261,844
Benesse Holdings	3,100	135,746
Bridgestone	30,500	715,393
Brother Industries	11,100	145,262
Canon	53,650	2,456,431
Casio Computer	13,100	80,537
Central Japan Railway	70	596,792
Chiba Bank	35,000	215,137
Chiyoda	8,000	92,049
Chubu Electric Power	32,400	594,784
Chugai Pharmaceutical	10,128	158,944
Chugoku Bank	9,000	118,078
Chugoku Electric Power	14,300	214,214
Citizen Holdings	12,400	65,890
Coca-Cola West	2,700	48,272
Cosmo Oil	27,000	67,434
Credit Saison	7,000	137,934
Dai Nippon Printing	25,800	270,845

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Dai-ichi Life Insurance	438		497,572
Daicel Chemical Industries	15,000		85,367
Daido Steel	14,200		86,693
Daihatsu Motor	9,000		159,771
Daiichi Sankyo	31,983		623,567
Daikin Industries	10,800		320,796
Dainippon Sumitomo Pharma	6,900		75,746
Daito Trust Construction	3,400		302,752
Daiwa House Industry	23,400		291,637
Daiwa Securities Group	80,000		280,649
Dena	4,600		200,485
Denki Kagaku Kogyo	22,600		86,407
Denso	22,800		705,923
Dentsu	8,400		256,016
East Japan Railway	16,200		986,323
Eisai	11,800		470,240
Electric Power Development	5,280		131,905
Elpida Memory	9,400	[a]	58,996
FamilyMart	3,000		118,479
FANUC	9,000		1,457,090
Fast Retailing	2,500		450,247
Fuji Electric	29,000		84,677
Fuji Heavy Industries	27,000		172,883
FUJIFILM Holdings	21,600		531,074
Fujitsu	90,800		486,212
Fukuoka Financial Group	39,000		151,394
Furukawa Electric	28,000		78,531
Gree	4,300		140,607
GS Yuasa	16,000		83,390
Gunma Bank	18,000		92,819
Hachijuni Bank	21,000		117,025
Hakuhodo DY Holdings	1,170		63,758
Hamamatsu Photonics	3,200		122,334
Hino Motors	12,000		71,307
Hirose Electric	1,600		153,977
Hiroshima Bank	24,000		107,114

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Hisamitsu Pharmaceutical	2,900	117,170
Hitachi	215,900	1,161,831
Hitachi Chemical	5,200	93,127
Hitachi Construction Machinery	5,000	96,401
Hitachi High-Technologies	2,700	56,591
Hitachi Metals	8,000	91,108
Hokkaido Electric Power	8,200	103,562
Hokuhoku Financial Group	63,000	118,032
Hokuriku Electric Power	7,700	123,467
Honda Motor	77,120	2,330,631
Hoya	21,100	464,089
Ibiden	5,700	125,365
Idemitsu Kosan	1,100	102,709
IHI	62,000	141,655
INPEX	103	679,422
Isetan Mitsukoshi Holdings	17,920	183,450
Isuzu Motors	55,000	234,517
ITOCHU	70,700	699,112
Itochu Techno-Solutions	1,400	60,711
Iyo Bank	11,000	103,417
J Front Retailing	22,800	100,829
Japan Petroleum Exploration	1,400	55,481
Japan Prime Realty Investment	36	86,808
Japan Real Estate Investment	22	188,815
Japan Retail Fund Investment	78	122,002
Japan Steel Works	17,000	116,592
Japan Tobacco	214	1,075,663
JFE Holdings	21,760	411,109
JGC	10,000	281,499
Joyo Bank	31,462	132,118
JS Group	12,924	271,178
JSR	9,100	174,130
JTEKT	10,800	119,101
Jupiter Telecommunications	77	75,436
JX Holdings	105,176	613,596
Kajima	40,800	130,579

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Kamigumi	12,400		108,328
Kaneka	12,000		65,199
Kansai Electric Power	35,199		522,271
Kansai Paint	11,000		103,751
Kao	25,000		657,133
Kawasaki Heavy Industries	68,000		174,559
Kawasaki Kisen Kaisha	35,000		71,447
KDDI	139		1,019,556
Keikyu	21,000		189,428
Keio	27,000		185,985
Keisei Electric Railway	13,000		88,051
Keyence	2,005		511,312
Kikkoman	8,000		88,708
Kinden	6,000		49,358
Kintetsu	76,354		268,648
Kirin Holdings	38,000		466,882
Kobe Steel	114,000		190,796
Koito Manufacturing	4,000		60,558
Komatsu	45,300		1,118,306
Konami	4,400		144,395
Konica Minolta Holdings	22,000		160,675
Kubota	56,000		461,793
Kuraray	16,500		231,617
Kurita Water Industries	5,700		157,598
Kyocera	7,200		635,683
Kyowa Hakko Kirin	11,705		132,511
Kyushu Electric Power	19,500		259,502
Lawson	2,700		152,837
Mabuchi Motor	1,000		43,979
Makita	5,100		190,755
Marubeni	80,000		464,530
Marui Group	10,900		85,524
Maruichi Steel Tube	2,000		44,938
Mazda Motor	78,000	[a]	165,368
McDonald’s Holdings Japan	3,000		79,556
Medipal Holdings	7,700		71,995

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
MEIJI Holdings	3,521		155,153
Minebea	18,000		64,350
Miraca Holdings	2,600		99,133
Mitsubishi	67,098		1,384,797
Mitsubishi Chemical Holdings	65,880		401,506
Mitsubishi Electric	91,000		840,137
Mitsubishi Estate	59,000		1,001,999
Mitsubishi Gas Chemical	20,000		130,811
Mitsubishi Heavy Industries	141,700		580,511
Mitsubishi Logistics	6,000		66,253
Mitsubishi Materials	53,000		141,671
Mitsubishi Motors	186,000	[a]	247,500
Mitsubishi Tanabe Pharma	11,000		191,331
Mitsubishi UFJ Financial Group	602,990		2,619,053
Mitsubishi UFJ Lease & Finance	2,910		113,006
Mitsui & Co	83,000		1,214,278
Mitsui Chemicals	38,000		125,624
Mitsui Engineering & Shipbuilding	34,000		54,459
Mitsui Fudosan	39,000		646,712
Mitsui OSK Lines	57,000		220,754
Mizuho Financial Group	1,077,700		1,515,448
MS&AD Insurance Group Holdings	27,057		533,457
Murata Manufacturing	9,500		530,352
Nabtesco	4,500		98,558
Namco Bandai Holdings	8,650		126,385
NEC	124,800	[a]	280,148
NGK Insulators	11,000		127,090
NGK Spark Plug	8,000		99,680
NHK Spring	7,000		64,198
Nidec	5,300		437,334
Nikon	16,460		370,412
Nintendo	4,650		705,138
Nippon Building Fund	27		262,398
Nippon Electric Glass	20,085		179,545
Nippon Express	38,000		147,747
Nippon Meat Packers	9,000		112,754

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nippon Paper Group	4,900	112,943
Nippon Sheet Glass	42,000	90,665
Nippon Steel	239,100	626,393
Nippon Telegraph & Telephone	22,800	1,168,667
Nippon Yusen	73,800	187,252
Nishi-Nippon City Bank	33,000	90,136
Nissan Motor	118,600	1,095,518
Nisshin Seifun Group	9,800	120,919
Nisshin Steel	29,000	46,012
Nissin Foods Holdings	2,600	100,088
Nitori Holdings	1,700	163,031
Nitto Denko	8,000	337,594
NKSJ Holdings	18,270	368,268
NOK	5,300	90,894
Nomura Holdings	165,600	630,940
Nomura Real Estate Holdings	4,000	64,883
Nomura Real Estate Office Fund	12	64,562
Nomura Research Institute	4,700	106,432
NSK	20,000	151,494
NTN	25,000	110,625
NTT Data	57	191,910
NTT DoCoMo	730	1,292,836
NTT Urban Development	55	37,942
Obayashi	31,000	141,505
Odakyu Electric Railway	29,000	272,864
OJI Paper	39,000	193,768
Olympus	10,200	155,778
Omron	9,400	201,843
Ono Pharmaceutical	3,800	199,437
ORACLE JAPAN	2,000	69,125
Oriental Land	2,400	239,665
ORIX	5,090	445,909
Osaka Gas	88,000	334,356
OTSUKA	700	49,124
Otsuka Holdings	12,100	312,320
Panasonic	105,295	1,075,592

The Fund	23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Rakuten	352		387,885
Resona Holdings	88,800		397,738
Ricoh	33,000		271,418
Rinnai	1,500		112,393
Rohm	4,500		229,837
Sankyo	2,400		125,756
Santen Pharmaceutical	3,300		123,378
SBI Holdings	1,112		92,656
Secom	10,200		485,488
Sega Sammy Holdings	9,984		217,939
Seiko Epson	6,700		88,992
Sekisui Chemical	22,000		172,935
Sekisui House	28,000		249,972
Seven & I Holdings	35,960		964,265
Seven Bank	26		46,576
Sharp	48,000		444,015
Shikoku Electric Power	8,400		215,255
Shimadzu	12,000		102,713
Shimamura	1,000		100,431
Shimano	3,500		173,700
Shimizu	29,000		123,893
Shin-Etsu Chemical	19,600		1,009,385
Shinsei Bank	50,000		55,271
Shionogi & Co.	13,800		188,052
Shiseido	16,900		310,374
Shizuoka Bank	28,400		277,409
Showa Denko	72,000		131,811
Showa Shell Sekiyu	8,500		61,620
SMC	2,500		390,538
Softbank	41,400		1,350,410
Sojitz	54,600		93,514
Sony	47,880		1,009,450
Sony Financial Holdings	8,600		142,495
Square Enix Holdings	2,700		51,501
Stanley Electric	6,700		98,104
Sumco	4,900	[a]	49,445

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Sumitomo	52,800		656,649
Sumitomo Chemical	76,000		282,348
Sumitomo Electric Industries	36,600		409,318
Sumitomo Heavy Industries	25,000		141,403
Sumitomo Metal Industries	163,000		307,815
Sumitomo Metal Mining	25,000		345,362
Sumitomo Mitsui Financial Group	63,500		1,774,972
Sumitomo Mitsui Trust Holdings	151,640		519,225
Sumitomo Realty & Development	17,000		353,461
Sumitomo Rubber Industries	7,600		94,942
Suruga Bank	8,000		66,995
Suzuken	3,720		89,385
Suzuki Motor	15,800		337,793
Sysmex	3,200		105,657
T&D Holdings	27,000		267,964
Taisei	48,000		128,281
Taisho Pharmaceutical Holdings	1,800		127,425
Taiyo Nippon Sanso	12,000		86,236
Takashimaya	12,000		85,678
Takeda Pharmaceutical	37,300		1,687,399
TDK	5,900		241,838
Teijin	47,000		164,908
Terumo	8,000		407,221
THK	5,600		108,922
Tobu Railway	51,000		244,803
Toho	5,800		100,482
Toho Gas	18,000		102,336
Tohoku Electric Power	22,300		246,936
Tokio Marine Holdings	34,500		823,295
Tokyo Electric Power	70,172	[a]	254,942
Tokyo Electron	8,300		444,343
Tokyo Gas	121,000		521,099
Tokyu	52,820		256,222
Tokyu Land	19,000		80,163
TonenGeneral Sekiyu	14,000		158,294
Toppan Printing	28,000		218,099

The Fund	25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Toray Industries	71,000		506,411
Toshiba	191,000		843,343
Tosoh	22,000		71,734
TOTO	14,000		116,101
Toyo Seikan Kaisha	7,100		108,119
Toyo Suisan Kaisha	4,000		102,726
Toyoda Gosei	3,600		64,157
Toyota Boshoku	2,600		31,752
Toyota Industries	8,600		243,809
Toyota Motor	130,814		4,385,354
Toyota Tsusho	10,100		159,685
Trend Micro	5,200		186,573
Tsumura & Co.	3,100		87,594
Ube Industries	46,600		137,435
UNICHARM	5,500		247,692
Ushio	4,600		68,600
USS	980		81,314
West Japan Railway	8,200		348,492
Yahoo! Japan	675		218,350
Yakult Honsha	4,300		122,281
Yamada Denki	3,960		286,151
Yamaguchi Financial Group	11,000		98,288
Yamaha	7,200	[a]	73,260
Yamaha Motor	13,600		194,678
Yamato Holdings	19,200		319,104
Yamato Kogyo	1,800		45,929
Yamazaki Baking	6,000		79,590
Yaskawa Electric	9,000		78,689
Yokogawa Electric	11,500		108,830
			99,671,254
Luxembourg—.5%
ArcelorMittal	40,861		856,602
Millicom International Cellular, SDR	3,689		409,914
SES	13,891		358,440
Subsea 7	13,577	[a]	298,158
Tenaris	22,206		357,737
			2,280,851

Common Stocks (continued)	Shares		Value ($)
Macau—.1%
Sands China	111,813	[a]	329,145
Wynn Macau	71,200		195,622
			524,767
Netherlands—2.6%
Aegon	83,177	[a]	403,152
Akzo Nobel	10,968		584,618
ASML Holding	20,246		854,797
Corio	2,950		151,831
Delta Lloyd	5,160		92,016
European Aeronautic Defence and Space	19,119		569,877
Fugro	3,362		200,374
Heineken	12,128		593,924
Heineken Holding	5,350		231,588
ING Groep	182,990	[a]	1,597,765
Koninklijke Ahold	55,175		713,015
Koninklijke Boskalis Westminster	3,558		126,052
Koninklijke DSM	7,462		387,385
Koninklijke KPN	72,881		965,309
Koninklijke Philips Electronics	48,223		1,015,310
Koninklijke Vopak	3,329		173,659
PostNL	15,639		80,295
QIAGEN	11,934	[a]	167,620
Randstad Holding	5,958		214,195
Reed Elsevier	32,384		402,547
SBM Offshore	8,291		185,028
STMicroelectronics	29,389		204,958
TNT Express	16,689		143,694
Unilever	77,104		2,685,385
Wolters Kluwer	13,922		248,652
			12,993,046
New Zealand—.1%
Auckland International Airport	42,260		80,082
Contact Energy	16,082	[a]	72,738
Fletcher Building	32,253		172,527
Sky City Entertainment Group	26,289		74,978
Telecom Corporation of New Zealand	91,970		189,545
			589,870

The Fund	27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Norway—.9%
Aker Solutions	8,329		97,798
DnB NOR	47,565		560,228
Gjensidige Forsikring	10,117		112,280
Norsk Hydro	43,421		228,898
Orkla	38,138		335,427
Renewable Energy	29,300	[a]	28,745
SeaDrill	15,328		511,726
Statoil	53,296		1,373,367
Telenor	34,887		628,851
Yara International	9,201		442,493
			4,319,813
Portugal—.2%
Banco Comercial Portugues, Cl. R	161,539	[a]	34,924
Banco Espirito Santo	27,218		59,603
Cimpor-Cimentos de Portugal	9,151		68,771
Energias de Portugal	89,356		284,788
Galp Energia, Cl. B	11,081		231,527
Jeronimo Martins	10,165		177,226
Portugal Telecom	31,391		227,677
			1,084,516
Singapore—1.7%
Ascendas Real Estate Investment Trust	78,912		128,662
CapitaLand	119,500		257,731
CapitaMall Trust	89,000		132,072
Capitamalls Asia	74,000		79,865
City Developments	24,000		207,969
ComfortDelgro	93,700		104,132
Cosco Singapore	48,000		38,405
DBS Group Holdings	82,588		807,672
Fraser and Neave	44,150		215,139
Genting Singapore	295,527	[a]	404,541
Global Logistic Properties	90,843		126,876
Golden Agri-Resources	317,440		161,248
Hutchison Port Holdings Trust	269,000		177,883
Jardine Cycle & Carriage	4,422		159,694
Keppel	68,700		514,635

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
Keppel Land	36,000		79,524
Neptune Orient Lines	56,000		50,259
Noble Group	178,963		218,443
Olam International	61,995		124,258
Oversea-Chinese Banking	118,942		796,964
SembCorp Industries	46,254		152,719
SembCorp Marine	41,000		135,946
Singapore Airlines	24,733		229,404
Singapore Exchange	41,000		219,626
Singapore Press Holdings	73,075		226,583
Singapore Technologies Engineering	72,000		161,669
Singapore Telecommunications	379,951		964,790
StarHub	26,918		60,431
United Overseas Bank	60,112		816,694
UOL Group	23,111		81,759
Wilmar International	93,000		400,222
			8,235,815
Spain—3.4%
Abertis Infraestructuras	19,931		331,790
Acciona	1,296		124,060
Acerinox	5,086		68,244
ACS Actividades de Construccion y Servicios	6,604		252,849
Amadeus IT Holding, Cl. A	12,646		240,943
Banco Bilbao Vizcaya Argentaria	207,850		1,902,380
Banco de Sabadell	51,395		187,099
Banco Popular Espanol	46,316		215,187
Banco Santander	399,751		3,444,120
Bankia	40,160		204,735
Bankinter	9,093		56,439
CaixaBank	36,285		179,363
Distribuidora Internacional de Alimentacion	30,647	[a]	141,277
EDP Renovaveis	9,222	[a]	55,825
Enagas	8,939		177,920
Ferrovial	17,724		227,437
Fomento de Construcciones y Contratas	2,269		59,435
Gas Natural SDG	15,540		292,289

The Fund	29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Grifols	6,640	[a]	124,891
Iberdrola	188,537		1,382,701
Inditex	10,391		953,082
Indra Sistemas	5,136		87,110
International Consolidated Airlines Group	24,060	[a]	64,366
Mapfre	35,362		131,248
Mediaset Espana Comunicacion	6,652		44,535
Red Electrica	5,040		245,867
Repsol	37,850		1,156,168
Telefonica	194,629		4,175,178
Zardoya Otis	7,756		105,692
			16,632,230
Sweden—2.9%
Alfa Laval	15,815		298,636
Assa Abloy, Cl. B	15,118		371,982
Atlas Copco, Cl. A	31,489		694,929
Atlas Copco, Cl. B	18,886		372,106
Boliden	13,856		199,715
Electrolux, Ser. B	11,071		208,541
Getinge, Cl. B	9,311		243,931
Hennes & Mauritz, Cl. B	48,869		1,631,713
Hexagon, Cl. B	12,498		194,445
Holmen, Cl. B	2,181		62,333
Husqvarna, Cl. B	20,545		105,329
Industrivarden, Cl. C	5,510		69,577
Investor, Cl. B	22,101		437,843
Kinnevik Investment, Cl. B	9,939		210,428
Modern Times Group, Cl. B	2,552		136,478
Nordea Bank	125,516		1,157,890
Ratos, Cl. B	9,138		123,232
Sandvik	47,195		657,990
Scania, Cl. B	14,916		253,748
Securitas, Cl. B	15,857		146,404
Skandinaviska Enskilda Banken, Cl. A	68,381		435,385
Skanska, Cl. B	19,267		318,827
SKF, Cl. B	18,912		425,850

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
SSAB, Cl. A	7,127		69,770
Svenska Cellulosa, Cl. B	27,158		400,266
Svenska Handelsbanken, Cl. A	22,877		664,788
Swedbank, Cl. A	39,376		559,330
Swedish Match	10,023		349,699
Tele2, Cl. B	14,884		316,735
Telefonaktiebolaget LM Ericsson, Cl. B	144,001		1,516,597
TeliaSonera	101,522		713,595
Volvo, Cl. B	64,740		817,498
			14,165,590
Switzerland—8.3%
ABB	103,658	[a]	1,990,310
Actelion	5,118	[a]	192,013
Adecco	6,181	[a]	301,029
Aryzta	4,068		198,308
Baloise Holding	2,270		187,298
Cie Financiere Richemont, Cl. A	24,940		1,439,177
Credit Suisse Group	53,825	[a]	1,582,361
GAM Holding	9,719	[a]	117,749
Geberit	1,781	[a]	369,167
Givaudan	403	[a]	371,160
Holcim	11,486	[a]	738,650
Julius Baer Group	10,011	[a]	383,287
Kuehne & Nagel International	2,494		313,039
Lindt & Spruengli	5		186,036
Lindt & Spruengli-PC	39		121,461
Lonza Group	2,290	[a]	154,104
Nestle	164,436		9,611,613
Novartis	110,700		6,306,646
Pargesa Holding-BR	1,256		99,306
Roche Holding	33,317		5,536,254
Schindler Holding	1,057		125,388
Schindler Holding-PC	2,266		268,548
SGS	266		461,254
Sika-BR	92		182,458
Sonova Holding	2,369	[a]	254,366

The Fund	31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Straumann Holding	380		67,639
Sulzer	1,213		143,476
Swatch Group	2,143		160,331
Swatch Group-BR	1,444		616,204
Swiss Life Holding	1,524	[a]	190,412
Swiss Re	16,756	[a]	928,045
Swisscom	1,134		461,908
Syngenta	4,519	[a]	1,393,376
Synthes	3,050		515,572
Transocean	15,219		873,852
UBS	172,157	[a]	2,216,215
Zurich Financial Services	6,960	[a]	1,628,902
			40,686,914
United Kingdom—22.1%
3i Group	49,824		165,345
Admiral Group	9,682		184,251
Aggreko	12,882		355,974
AMEC	15,436		230,591
Anglo American	62,597		2,317,303
Antofagasta	19,115		360,061
ARM Holdings	63,876		602,633
Associated British Foods	17,194		306,947
AstraZeneca	65,306		3,147,557
Aviva	137,667		757,286
Babcock International Group	17,050		193,881
BAE Systems	160,397		716,109
Balfour Beatty	33,777		137,335
Barclays	553,306		1,744,208
BG Group	160,562		3,515,549
BHP Billiton	101,298		3,216,964
BP	895,056		6,660,116
British American Tobacco	94,227		4,356,672
British Land	40,748		335,763
British Sky Broadcasting Group	54,035		614,014
BT Group	370,214		1,124,015
Bunzl	15,003		195,184

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Burberry Group	20,588		445,629
Cairn Energy	67,699	[a]	321,918
Capita Group	28,812		337,862
Capital Shopping Centres Group	25,428		135,156
Carnival	8,430		310,645
Centrica	246,506		1,180,526
Cobham	51,138		148,575
Compass Group	89,012		813,197
Diageo	118,474		2,464,941
Essar Energy	13,305	[a]	66,059
Eurasian Natural Resources	13,200		140,194
Experian	47,535		621,867
Fresnillo	8,396		230,113
G4S	67,975		267,933
GKN	61,055		187,539
GlaxoSmithKline	244,666		5,528,818
Glencore International	38,836		274,561
Hammerson	35,663		234,342
HSBC Holdings	845,253		7,434,199
ICAP	27,917		182,091
Imperial Tobacco Group	48,709		1,787,847
Inmarsat	23,343		176,785
Intercontinental Hotels Group	13,905		257,882
International Power	74,010		404,012
Intertek Group	7,662		254,147
Invensys	41,117		149,658
Investec	22,879		139,739
ITV	187,172		193,504
J Sainsbury	58,524		282,541
Johnson Matthey	10,351		313,935
Kazakhmys	9,643		144,363
Kingfisher	114,758		479,563
Land Securities Group	37,411		413,034
Legal & General Group	285,074		508,453
Lloyds Banking Group	1,997,048	[a]	1,047,456
London Stock Exchange Group	7,101		103,156

The Fund	33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Lonmin	7,657		134,468
Man Group	88,531		214,204
Marks & Spencer Group	76,917		399,645
National Grid	167,942		1,673,890
Next	8,141		335,868
Old Mutual	265,266		470,983
Pearson	38,138		704,846
Petrofac	12,118		280,877
Prudential	121,604		1,270,920
Randgold Resources	4,308		472,493
Reckitt Benckiser Group	29,593		1,527,559
Reed Elsevier	59,084		509,739
Resolution	71,775		318,593
Rexam	42,121		235,305
Rio Tinto	67,567		3,691,679
Rolls-Royce Holdings	89,204	[a]	1,011,489
Royal Bank of Scotland Group	845,950	[a]	330,848
Royal Dutch Shell, Cl. A	170,501		6,071,040
Royal Dutch Shell, Cl. B	127,790		4,611,075
RSA Insurance Group	169,012		304,720
SABMiller	45,547		1,669,949
Sage Group	61,711		277,009
Schroders	5,805		133,895
Scottish & Southern Energy	44,086		956,380
Segro	35,573		139,986
Serco Group	22,385		187,704
Severn Trent	11,088		271,321
Shire	26,782		843,395
Smith & Nephew	43,274		398,486
Smiths Group	18,357		283,560
Standard Chartered	112,533		2,650,122
Standard Life	110,544		385,050
Tesco	380,869		2,469,802
Tui Travel	20,087		55,345
Tullow Oil	41,890		948,634

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Unilever	60,694		2,043,576
United Utilities Group	32,936		322,428
Vedanta Resources	5,422		111,846
Vodafone Group	2,432,175		6,785,703
Weir Group	10,377		321,423
Whitbread	8,076		215,998
WM Morrison Supermarkets	105,546		514,834
Wolseley	13,756		399,220
WPP	59,224		617,534
Xstrata	99,252		1,674,920
			108,468,359
Total Common Stocks
(cost $478,890,030)			475,990,210

Preferred Stocks—.5%
Germany—.5%
Bayerische Motoren Werke	2,460		135,755
Henkel & Co.	8,669		521,265
Porsche Automobil Holding	7,438		439,723
ProSiebenSat.1 Media	3,585		77,505
RWE	1,967		74,488
Volkswagen	6,898		1,219,982
Total Preferred Stocks
(cost $1,685,758)			2,468,718

Rights—.0%
New World Development
(cost $13,974)	56,596	[a]	19,315
	Principal
Short-Term Investments—.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 3/8/12	780,000	[c]	779,938
0.03%, 3/22/12	200,000	[c]	199,974
Total Short-Term Investments
(cost $979,928)			979,912

The Fund	35

STATEMENT OF INVESTMENTS (continued)

Other Investment—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,339,082)	6,339,082 [d]	6,339,082

Total Investments (cost $487,908,772)	98.9%	485,797,237
Cash and Receivables (Net)	1.1%	5,579,612
Net Assets	100.0%	491,376,849

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
PPS—Price Protected Shares
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2011, the value of this security amounted to $49 or less than .01% of net assets.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.8	Telecommunication Services	5.7
Industrial	12.1	Information Technology	4.6
Consumer Staples	11.0	Utilities	4.4
Materials	10.2	Short-Term/
Consumer Discretionary	10.1	Money Market Investments	1.5
Health Care	9.0
Energy	8.5		98.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
October 31, 2011

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2011	($)
Financial Futures Long
DJ Euro Stoxx 50	122	4,063,547	December 2011	407,325
FTSE 100	37	3,307,688	December 2011	151,300
SPI ASX 200 Index	10	1,136,279	December 2011	50,631
TOPIX	29	2,822,828	December 2011	39,935
				649,191

See notes to financial statements.

The Fund	37

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	481,569,690	479,458,155
Affiliated issuers	6,339,082	6,339,082
Cash		882,340
Cash denominated in foreign currencies	2,936,693	3,048,614
Dividends receivable		2,007,981
Receivable for shares of Common Stock subscribed		537,987
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		260,145
		492,534,304
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		241,729
Payable for shares of Common Stock redeemed		398,663
Payable for futures variation margin—Note 4		269,534
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		247,529
		1,157,455
Net Assets ($)		491,376,849
Composition of Net Assets ($):
Paid-in capital		528,567,597
Accumulated undistributed investment income—net		10,800,231
Accumulated net realized gain (loss) on investments		(46,675,578)
Accumulated net unrealized appreciation (depreciation)
on investments (including $649,191 net unrealized
appreciation on financial futures)		(1,315,401)
Net Assets ($)		491,376,849
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		35,627,906
Net Asset Value, offering and redemption price per share ($)		13.79

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $1,666,487 foreign taxes withheld at source):
Unaffiliated issuers	17,709,799
Affiliated issuers	9,625
Interest	538
Total Income	17,719,962
Expenses:
Management fee—Note 3(a)	1,988,274
Shareholder servicing costs—Note 3(b)	1,420,196
Directors’ fees—Note 3(a)	27,675
Loan commitment fees—Note 2	9,540
Interest expense—Note 2	1,566
Total Expenses	3,447,251
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(27,675)
Net Expenses	3,419,576
Investment Income—Net	14,300,386
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,906,127
Net realized gain (loss) on financial futures	(1,454,199)
Net realized gain (loss) on forward foreign currency exchange contracts	(171,517)
Net Realized Gain (Loss)	6,280,411
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(49,378,548)
Net unrealized appreciation (depreciation) on financial futures	761,549
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	16,757
Net Unrealized Appreciation (Depreciation)	(48,600,242)
Net Realized and Unrealized Gain (Loss) on Investments	(42,319,831)
Net (Decrease) in Net Assets Resulting from Operations	(28,019,445)

See notes to financial statements.

The Fund	39

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2011	2010
Operations ($):
Investment income—net	14,300,386	12,261,382
Net realized gain (loss) on investments	6,280,411	(46,595,846)
Net unrealized appreciation
(depreciation) on investments	(48,600,242)	74,380,343
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,019,445)	40,045,879
Dividends to Shareholders from ($):
Investment income—net	(12,701,894)	(13,103,285)
Net realized gain on investments	—	(3,322,070)
Total Dividends	(12,701,894)	(16,425,355)
Capital Stock Transactions ($):
Net proceeds from shares sold	178,868,522	181,100,102
Dividends reinvested	12,108,195	15,535,963
Cost of shares redeemed	(220,306,199)	(206,110,488)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(29,329,482)	(9,474,423)
Total Increase (Decrease) in Net Assets	(70,050,821)	14,146,101
Net Assets ($):
Beginning of Period	561,427,670	547,281,569
End of Period	491,376,849	561,427,670
Undistributed investment income—net	10,800,231	9,034,846
Capital Share Transactions (Shares):
Shares sold	12,085,920	13,033,884
Shares issued for dividends reinvested	818,675	1,097,173
Shares redeemed	(15,112,364)	(15,247,182)
Net Increase (Decrease) in Shares Outstanding	(2,207,769)	(1,116,125)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	14.84	14.05	11.51	21.98	18.03
Investment Operations:
Investment income—net[a]	.38	.31	.30	.49	.43
Net realized and unrealized
gain (loss) on investments	(1.10)	.89	2.51	(10.47)	3.90
Total from Investment Operations	(.72)	1.20	2.81	(9.98)	4.33
Distributions:
Dividends from investment income—net	(.33)	(.33)	(.25)	(.49)	(.38)
Dividends from net realized
gain on investments	—	(.08)	(.02)	—	—
Total Distributions	(.33)	(.41)	(.27)	(.49)	(.38)
Net asset value, end of period	13.79	14.84	14.05	11.51	21.98
Total Return (%)	(5.03)	8.73	25.13	(46.37)	24.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.52	2.25	2.53	2.72	2.20
Portfolio Turnover Rate	6.14	10.49	17.26	7.17	3.31
Net Assets, end of period ($ x 1,000)	491,377	561,428	547,282	326,931	561,653

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	41

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	43

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	314,150,063	164,308,816	††	49	478,458,928
Mutual Funds	6,339,082	—		—	6,339,082
U.S. Treasury	—	979,912		—	979,912
Rights†	19,315	—		—	19,315
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	260,145		—	260,145
Futures†††	649,191	—		—	649,191

The Fund	45

NOTES TO FINANCIAL STATEMENTS (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(247,529)	—	(247,529)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign ($)
Balance as of 10/31/2010	49
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales
Transfers into Level 3	—
Transfers out of Level 3
Balance as of 10/31/2011	49
The amount of total gains (losses) for the
period included in earnings attributable
to the change in unrealized gains (losses)
relating to investments still held at 10/31/2011	—

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	10/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,800,000		77,769,991	79,230,909	6,339,082		1.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $12,392,781, accumulated capital losses $30,624,629 and unrealized depreciation $18,958,900.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent October 31, 2011. If not applied, the carryover expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2011 and October 31, 2010 were as follows: ordinary income $12,701,894 and $13,109,592 and long-term capital gains $0 and $3,315,763, respectively.

The Fund	49

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies and foreign currency gains and losses, the fund increased accumulated undistributed investment income-net by $166,893 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2011, was approximately $112,300 with a related weighted average annualized interest rate of 1.39%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2011, fees reimbursed by the Manager amounted to $27,675.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, the fund was charged $1,420,196 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $141,009 and shareholder services plan fees $100,720.

(c) A 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2011, redemption fees charged and retained by the fund amounted to $20,353. Effective December 15, 2010, the fund no longer charges a redemption fee on shares that are redeemed or exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.

The Fund	51

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended October 31, 2011, amounted to $34,230,492 and $61,528,270, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	649,191	Equity risk	—
Foreign exchange risk[2]	260,145	Foreign exchange risk[3]	(247,529)
Gross fair value of
derivatives contracts	909,336		(247,529)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	(1,454,199)	—	(1,454,199)
Foreign exchange	—	(171,517)	(171,517)
Total	(1,454,199)	(171,517)	(1,625,716)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	761,549	—	761,549
Foreign exchange	—	16,757	16,757
Total	761,549	16,757	778,306

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2011 are set forth in the Statement of Financial Futures.

The Fund	53

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Australian Dollar,
Expiring 12/21/2011	533,854	544,756	559,087	14,331
Australian Dollar,
Expiring 12/21/2011	207,517	209,783	217,325	7,542
Australian Dollar,
Expiring 12/21/2011	276,915	280,956	290,003	9,047
Australian Dollar,
Expiring 12/21/2011	102,100	99,019	106,926	7,907
British Pound,
Expiring 12/21/2011	1,039,348	1,633,542	1,670,250	36,708
British Pound,
Expiring 12/21/2011	349,890	551,630	562,279	10,649

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
British Pound,
Expiring 12/21/2011	589,304	924,568	947,022	22,454
British Pound,
Expiring 12/21/2011	53,400	83,247	85,815	2,568
British Pound,
Expiring 12/21/2011	157,400	241,896	252,944	11,048
British Pound,
Expiring 12/21/2011	52,600	82,230	84,529	2,299
British Pound,
Expiring 12/21/2011	106,140	165,154	170,569	5,415
British Pound,
Expiring 12/21/2011	53,800	84,978	86,458	1,480
British Pound,
Expiring 12/21/2011	303,429	483,202	487,616	4,414
British Pound,
Expiring 12/21/2011	54,600	86,976	87,743	767
Euro,
Expiring 12/21/2011	266,866	365,556	369,109	3,553
Euro,
Expiring 12/21/2011	593,991	813,295	821,563	8,268
Euro,
Expiring 12/21/2011	1,498,081	2,040,761	2,072,032	31,271
Euro,
Expiring 12/21/2011	852,710	1,166,796	1,179,404	12,608
Euro,
Expiring 12/21/2011	106,500	145,537	147,303	1,766
Euro,
Expiring 12/21/2011	167,000	224,894	230,982	6,088
Euro,
Expiring 12/21/2011	67,800	92,374	93,776	1,402
Euro,
Expiring 12/21/2011	68,900	94,917	95,297	380
Euro,
Expiring 12/21/2011	490,667	681,394	678,653	(2,741)
Euro,
Expiring 12/21/2011	69,800	96,626	96,542	(84)
Japanese Yen,
Expiring 12/21/2011	14,493,606	189,367	185,580	(3,787)

The Fund	55

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
Japanese Yen,
Expiring 12/21/2011	14,786,406	193,051	189,329	(3,722)
Japanese Yen,
Expiring
12/21/2011	109,019,903	1,418,950	1,395,923	(23,027)
Japanese Yen,
Expiring 12/21/2011	69,671,574	911,402	892,095	(19,307)
Japanese Yen,
Expiring 12/21/2011	14,900,000	195,311	190,784	(4,527)
Japanese Yen,
Expiring 12/21/2011	14,940,000	195,546	191,296	(4,250)
Japanese Yen,
Expiring 12/21/2011	8,809,764	114,887	112,803	(2,084)
Japanese Yen,
Expiring 12/21/2011	7,410,000	96,659	94,880	(1,779)
Japanese Yen,
Expiring 12/21/2011	36,045,890	474,101	461,542	(12,559)
Japanese Yen,
Expiring 12/21/2011	14,860,000	195,438	190,272	(5,166)
Sales:		Proceeds($)
Australian Dollar,
Expiring 12/21/2011	96,807	97,799	101,382	(3,583)
Australian Dollar,
Expiring 12/21/2011	198,300	192,167	207,673	(15,506)
Australian Dollar,
Expiring 12/21/2011	98,300	94,560	102,946	(8,386)
Australian Dollar,
Expiring 12/21/2011	62,850	66,895	65,821	1,074
British Pound,
Expiring 12/21/2011	103,000	162,386	165,523	(3,137)
British Pound,
Expiring 12/21/2011	126,182	197,008	202,777	(5,769)
British Pound,
Expiring 12/21/2011	501,500	774,203	805,919	(31,716)
British Pound,
Expiring 12/21/2011	201,200	311,957	323,332	(11,375)
British Pound,
Expiring 12/21/2011	50,600	79,216	81,315	(2,099)
British Pound,
Expiring 12/21/2011	51,600	80,245	82,922	(2,677)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales (continued):
British Pound,
Expiring 12/21/2011	131,028	203,211	210,564	(7,353)
British Pound,
Expiring 12/21/2011	98,300	151,822	157,970	(6,148)
British Pound,
Expiring 12/21/2011	53,700	84,971	86,297	(1,326)
British Pound,
Expiring 12/21/2011	55,200	88,537	88,707	(170)
British Pound,
Expiring 12/21/2011	105,730	170,166	169,910	256
Euro,
Expiring 12/21/2011	120,900	165,337	167,220	(1,883)
Euro,
Expiring 12/21/2011	124,000	171,884	171,507	377
Euro,
Expiring 12/21/2011	591,213	811,162	817,721	(6,559)
Euro,
Expiring 12/21/2011	635,800	857,586	879,390	(21,804)
Euro,
Expiring 12/21/2011	382,500	513,490	529,045	(15,555)
Euro,
Expiring 12/21/2011	20,700	28,194	28,630	(436)
Euro,
Expiring 12/21/2011	44,000	59,089	60,858	(1,769)
Euro,
Expiring 12/21/2011	279,165	372,435	386,120	(13,685)
Euro,
Expiring 12/21/2011	20,800	27,702	28,769	(1,067)
Euro,
Expiring 12/21/2011	165,100	225,861	228,354	(2,493)
Euro,
Expiring 12/21/2011	23,200	32,200	32,088	112
Euro,
Expiring 12/21/2011	46,700	64,921	64,592	329
Euro,
Expiring 12/21/2011	46,500	65,625	64,315	1,310
Euro,
Expiring 12/21/2011	219,113	310,178	303,060	7,118
Japanese Yen,
Expiring 12/21/2011	14,870,000	194,067	190,400	3,667

The Fund	57

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales (continued):
Japanese Yen,
Expiring 12/21/2011	7,335,000	95,610	93,919	1,691
Japanese Yen,
Expiring 12/21/2011	10,713,800	140,419	137,182	3,237
Japanese Yen,
Expiring 12/21/2011	51,590,000	677,575	660,574	17,001
Japanese Yen,
Expiring 12/21/2011	22,110,000	289,903	283,103	6,800
Japanese Yen,
Expiring 12/21/2011	22,950,000	299,145	293,858	5,287
Japanese Yen,
Expiring 12/21/2011	9,252,169	120,688	118,467	2,221
Japanese Yen,
Expiring 12/21/2011	7,570,000	98,471	96,928	1,543
Japanese Yen,
Expiring 12/21/2011	7,475,000	98,449	95,712	2,737
Japanese Yen,
Expiring 12/21/2011	8,301,486	109,715	106,295	3,420
Gross Unrealized
Appreciation				260,145
Gross Unrealized
Depreciation				(247,529)

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2011:

Average Market Value ($)
Equity futures contracts	10,177,194
Forward contracts	7,092,016

At October 31, 2011, the cost of investments for federal income tax purposes was $505,386,424; accordingly, accumulated net unrealized depreciation on investments was $19,589,187, consisting of $79,082,557 gross unrealized appreciation and $98,671,744 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2011

The Fund	59

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2011:

—the total amount of taxes paid to foreign countries was $1,520,247

—the total amount of income sourced from foreign countries was $19,400,316.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2011 calendar year with Form 1099-DIV which will be mailed in early 2012. For the fiscal year ended October 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $12,701,894 represents the maximum amount that may be considered qualified dividend income.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 167
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 50

The Fund	61

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (71)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Dr. Martin Peretz (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	63

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	65

For More Information

Ticker Symbol: DIISX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
S&P 500
Index Fund

ANNUAL REPORT October 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
40	Important Tax Information
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2010, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Stocks have been sensitive to these macroeconomic developments, often regardless of underlying company fundamentals. Indeed, market declines were particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt, while October ranked as one of the best months of the past decade.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Although Europe continues to struggle with a debt crisis, inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, moderately low core inflation and an accommodative monetary policy could help support near-trend growth despite ongoing deleveraging activity in the private sector.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through October 31, 2011, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2011, Dreyfus S&P 500 Index Fund produced a total return of 7.61%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced an 8.07% return for the same period.2, 3

Although U.S. stocks rallied through the first quarter of 2011 as an economic recovery appeared to gain traction, renewed macroeconomic concerns later caused the market to give back many of its previous gains.The fund produced a lower return than its benchmark.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Global Economic Concerns Weighed on Equities

Gains in employment, consumer spending and corporate earnings supported a U.S. stock market rally over the first several months of the reporting period. However, the rally was interrupted in February 2011 when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when catastrophic natural and nuclear disasters in Japan disrupted the global industrial supply chain.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, investors proved resilient, and stocks rebounded quickly from these unexpected shocks.

Investor sentiment began to deteriorate in earnest in late April when Greece appeared headed for default on its sovereign debt and pressures mounted on the banking systems of other European nations. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. Stocks suffered bouts of heightened volatility when newly risk-averse investors shifted their focus to industry groups that historically have held up well under uncertain economic conditions. Volatility was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. In contrast, the market rebounded strongly in October when some macroeconomic worries seemed to ease.

Large-Cap Stocks Produced Mixed Results

The energy and information technology sectors led the S&P 500 Index’s advance over the reporting period. In the energy sector, major integrated energy producers benefited from rising crude oil prices and improved results from their refinery operations. Energy giants Exxon Mobil and Chevron also were buoyed by increased domestic production of natural gas. Among information technology companies, resilient consumer spending helped support sales and earnings for a number of software and service companies. In addition, electronics innovator Apple continued to gain value on the success of its popular smartphone and tablet computer products, International Business Machines continued to grow its global consulting business and Intel captured market share from other semiconductor manufacturers.

The consumer discretionary sector also ranked among the market’s better performing industry groups for the reporting period. Casual dining leader McDonald’s fared well as consumers throughout the world, including Europe, opted for lower-cost restaurants. McDonald’s also did a good job of containing costs during the economic downturn. Internet retailer Amazon.com achieved strong sales growth,

4

including greater market penetration of its Kindle e-book reader. Other winners in the consumer discretionary sector included ubiquitous coffee chain Starbucks and big-box retailer Home Depot.

The financials sector proved to be the only component of the S&P 500 Index to post negative absolute returns for the reporting period, as large commercial and custodial banks lost value amid fears of contagion from Europe’s debt crisis. Indeed, Bank of America ranked at the bottom of the S&P 500 Index for the reporting period, as the company and several of its large rivals struggled with anemic loan demand, higher regulatory costs, investment write-offs and revenue shortfalls from investment banking operations. Although the industrials sector eked out a positive absolute return, its results were undermined by weakness among automobile manufacturers, most notably Ford Motor.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/11
	1	Year	5 Years	10 Years
Fund	7.61%		–0.18%	3.22%
Standard & Poor’s 500
Composite Stock Price Index	8.07%		0.25%	3.69%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/01 to a
$10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011

Expenses paid per $1,000†	$2.43
Ending value (after expenses)	$926.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
October 31, 2011

Common Stocks—97.4%	Shares		Value ($)
Consumer Discretionary—10.1%
Abercrombie & Fitch, Cl. A	16,830		1,252,152
Amazon.com	69,170	[a]	14,768,487
Apollo Group, Cl. A	22,898	[a]	1,084,220
AutoNation	9,483	[a]	369,268
AutoZone	5,529	[a]	1,789,129
Bed Bath & Beyond	46,886	[a]	2,899,430
Best Buy	60,600	[b]	1,589,538
Big Lots	14,746	[a]	555,777
Cablevision Systems (NY Group), Cl. A	42,212		610,808
CarMax	41,969	[a]	1,261,588
Carnival	87,962		3,097,142
CBS, Cl. B	126,634		3,268,424
Chipotle Mexican Grill	5,937	[a]	1,995,544
Coach	55,611		3,618,608
Comcast, Cl. A	527,043		12,359,158
D.R. Horton	50,816		565,582
Darden Restaurants	26,685	[b]	1,277,678
DeVry	11,068		417,042
DIRECTV, Cl. A	140,775	[a]	6,399,632
Discovery Communications, Cl. A	53,177	[a]	2,311,072
Expedia	37,531	[b]	985,564
Family Dollar Stores	22,828		1,338,406
GameStop, Cl. A	26,664	[a,b]	681,798
Gannett	48,080		562,055
Gap	66,275		1,252,597
Genuine Parts	29,870		1,715,434
Goodyear Tire & Rubber	45,164	[a]	648,555
H&R Block	56,134	[b]	858,289
Harley-Davidson	44,189		1,718,952
Harman International Industries	14,010		604,672
Hasbro	23,109		879,529
Home Depot	298,156		10,673,985
International Game Technology	58,968		1,037,247
Interpublic Group of Cos.	89,585		849,266
J.C. Penney	27,508	[b]	882,457
Johnson Controls	128,734		4,239,211

8

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Kohl’s	54,267		2,876,694
Leggett & Platt	26,192		573,605
Lennar, Cl. A	32,312		534,440
Limited Brands	48,458		2,069,641
Lowe’s	240,317		5,051,463
Macy’s	82,534		2,519,763
Marriott International, Cl. A	54,585	[b]	1,719,427
Mattel	65,395		1,846,755
McDonald’s	196,819		18,274,644
McGraw-Hill	58,258		2,475,965
Netflix	9,981	[a,b]	819,240
Newell Rubbermaid	57,933		857,408
News, Cl. A	434,914		7,619,693
NIKE, Cl. B	72,145		6,951,171
Nordstrom	32,496		1,647,222
O’Reilly Automotive	26,183	[a]	1,991,217
Omnicom Group	53,319		2,371,629
Priceline.com	9,432	[a]	4,788,815
Pulte Group	70,424	[a,b]	364,796
Ralph Lauren	12,496		1,984,240
Ross Stores	21,994		1,929,534
Scripps Networks Interactive, Cl. A	17,333		736,306
Sears Holdings	7,360	[a,b]	575,405
Stanley Black & Decker	32,508		2,075,636
Staples	134,457		2,011,477
Starbucks	142,480		6,032,603
Starwood Hotels &
Resorts Worldwide	37,760	[c]	1,892,154
Target	128,702		7,046,434
Tiffany & Co.	24,210		1,930,263
Time Warner	199,157	[b]	6,968,503
Time Warner Cable	61,996		3,948,525
TJX	73,276		4,318,155
Urban Outfitters	23,025	[a]	627,431
VF	16,794	[b]	2,321,267
Viacom, Cl. B	109,514		4,802,189

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Walt Disney	353,762		12,339,219
Washington Post, Cl. B	981	[b]	333,697
Whirlpool	14,014		712,051
Wyndham Worldwide	31,901		1,074,107
Wynn Resorts	15,223		2,021,614
Yum! Brands	88,434		4,737,409
			226,190,103
Consumer Staples—10.8%
Altria Group	394,723		10,874,619
Archer-Daniels-Midland	130,291		3,770,622
Avon Products	80,557		1,472,582
Beam	28,983		1,432,630
Brown-Forman, Cl. B	19,651	[b]	1,468,519
Campbell Soup	35,507		1,180,608
Clorox	25,342		1,696,393
Coca-Cola	437,424		29,884,808
Coca-Cola Enterprises	61,117		1,639,158
Colgate-Palmolive	93,078		8,411,459
ConAgra Foods	77,036		1,951,322
Constellation Brands, Cl. A	32,721	[a]	661,619
Costco Wholesale	83,103		6,918,325
CVS Caremark	258,214		9,373,168
Dean Foods	35,952	[a]	349,453
Dr. Pepper Snapple Group	41,587		1,557,433
Estee Lauder, Cl. A	21,775		2,143,749
General Mills	123,159		4,745,316
H.J. Heinz	61,751		3,299,973
Hershey	28,695		1,642,215
Hormel Foods	26,435		779,039
J.M. Smucker	21,846		1,682,579
Kellogg	47,614		2,581,155
Kimberly-Clark	74,658		5,204,409
Kraft Foods, Cl. A	334,964		11,784,034
Kroger	116,228		2,694,165
Lorillard	26,390		2,920,317
McCormick & Co.	24,979		1,212,980

10

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
Mead Johnson Nutrition	38,654		2,777,290
Molson Coors Brewing, Cl. B	30,798		1,303,987
PepsiCo	301,505		18,979,740
Philip Morris International	334,728		23,387,445
Procter & Gamble	523,668		33,509,515
Reynolds American	63,551		2,458,153
Safeway	67,189	[b]	1,301,451
Sara Lee	109,729		1,953,176
SUPERVALU	44,476	[b]	356,698
Sysco	111,374		3,087,287
Tyson Foods, Cl. A	55,377		1,068,776
Wal-Mart Stores	335,465		19,027,575
Walgreen	174,098		5,780,054
Whole Foods Market	30,018		2,164,898
			240,488,694
Energy—11.9%
Alpha Natural Resources	42,390	[a]	1,019,056
Anadarko Petroleum	94,163		7,391,795
Apache	72,978		7,270,798
Baker Hughes	82,138		4,763,183
Cabot Oil & Gas	20,086		1,561,084
Cameron International	46,041	[a]	2,262,455
Chesapeake Energy	125,631		3,532,744
Chevron	381,622		40,089,391
ConocoPhillips	261,738		18,230,052
Consol Energy	42,703		1,825,980
Denbury Resources	75,143	[a]	1,179,745
Devon Energy	80,390		5,221,331
Diamond Offshore Drilling	13,076	[b]	857,001
El Paso	145,469		3,638,180
EOG Resources	51,427		4,599,117
EQT	29,024		1,843,024
Exxon Mobil	926,577		72,356,398
FMC Technologies	46,108	[a]	2,066,561
Halliburton	174,136		6,505,721
Helmerich & Payne	19,961	[b]	1,061,526

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Hess	57,294		3,584,313
Marathon Oil	135,018		3,514,519
Marathon Petroleum	67,275		2,415,173
Murphy Oil	36,255		2,007,439
Nabors Industries	56,761	[a]	1,040,429
National Oilwell Varco	79,982		5,705,116
Newfield Exploration	24,617	[a]	991,080
Noble	47,176	[a]	1,695,505
Noble Energy	33,223		2,968,143
Occidental Petroleum	154,113		14,323,262
Peabody Energy	51,169		2,219,200
Pioneer Natural Resources	22,355		1,875,585
QEP Resources	34,081		1,211,580
Range Resources	30,130		2,074,149
Rowan	23,512	[a]	810,929
Schlumberger	257,435		18,913,749
Southwestern Energy	65,416	[a]	2,750,089
Spectra Energy	123,141		3,525,527
Sunoco	22,710		845,493
Tesoro	28,786	[a]	746,709
Valero Energy	107,240		2,638,104
Williams	111,323		3,351,936
			266,483,171
Financial—13.6%
ACE	64,000		4,617,600
Aflac	89,929		4,054,899
Allstate	98,843		2,603,525
American Express	199,214		10,084,213
American International Group	82,231	[a]	2,030,283
Ameriprise Financial	45,017		2,101,394
Aon	63,404		2,955,894
Apartment Investment &
Management, Cl. A	23,505	[c]	579,868
Assurant	19,137		737,540
AvalonBay Communities	17,895	[c]	2,392,383
Bank of America	1,921,401		13,123,169

12

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Bank of New York Mellon	234,631		4,992,948
BB&T	131,793		3,076,049
Berkshire Hathaway, Cl. B	334,980	[a]	26,081,543
BlackRock	18,699		2,950,515
Boston Properties	27,862	[c]	2,758,059
Capital One Financial	86,631	[b]	3,955,571
CBRE Group,	61,813	[a]	1,099,035
Charles Schwab	205,058		2,518,112
Chubb	54,512	[b]	3,655,030
Cincinnati Financial	29,829	[b]	863,251
Citigroup	553,917		17,498,238
CME Group	12,883		3,550,039
Comerica	38,224		976,623
Discover Financial Services	103,158		2,430,402
E*TRADE Financial	44,378	[a]	481,501
Equity Residential	55,842	[c]	3,276,809
Federated Investors, Cl. B	18,041		352,521
Fifth Third Bancorp	172,031		2,066,092
First Horizon National	52,950	[b]	370,121
Franklin Resources	27,700		2,953,651
Genworth Financial, Cl. A	98,645	[a]	629,355
Goldman Sachs Group	96,417		10,562,482
Hartford Financial
Services Group	86,714		1,669,245
HCP	76,838	[b,c]	3,061,994
Health Care REIT	34,183	[c]	1,801,102
Host Hotels & Resorts	132,254	[c]	1,887,265
Hudson City Bancorp	106,710	[b]	666,938
Huntington Bancshares	158,789		822,527
IntercontinentalExchange	14,041	[a]	1,823,645
Invesco	86,318		1,732,402
Janus Capital Group	33,111	[b]	217,208
JPMorgan Chase & Co.	743,124		25,830,990
KeyCorp	185,921		1,312,602
Kimco Realty	77,066	[c]	1,346,343
Legg Mason	27,487	[b]	755,893

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Leucadia National	36,724		985,305
Lincoln National	61,344		1,168,603
Loews	58,913		2,338,846
M&T Bank	24,210		1,842,623
Marsh & McLennan	103,741		3,176,549
MetLife	201,066		7,069,481
Moody’s	38,165	[b]	1,354,476
Morgan Stanley	280,734		4,952,148
NASDAQ OMX Group	24,354	[a]	610,068
Northern Trust	45,243		1,830,984
NYSE Euronext	49,071		1,303,816
People’s United Financial	69,251		882,950
Plum Creek Timber	31,225	[b,c]	1,175,934
PNC Financial Services Group	99,968		5,369,281
Principal Financial Group	60,301		1,554,560
Progressive	123,461		2,346,994
ProLogis	87,310	[c]	2,598,346
Prudential Financial	93,483		5,066,779
Public Storage	26,648	[c]	3,438,924
Regions Financial	243,569		957,226
Simon Property Group	55,795	[c]	7,166,310
SLM	100,764		1,377,444
State Street	94,993		3,836,767
SunTrust Banks	100,668		1,986,180
T. Rowe Price Group	49,999		2,641,947
Torchmark	19,381		793,264
Travelers	79,472		4,637,191
U.S. Bancorp	366,814		9,386,770
Unum Group	60,207		1,435,335
Ventas	54,416	[c]	3,026,074
Vornado Realty Trust	35,057	[c]	2,903,070
Wells Fargo & Co.	1,003,706		26,006,022
Weyerhaeuser	101,376	[c]	1,822,740
XL Group	60,347		1,311,944
Zions Bancorporation	34,936	[b]	606,489
			304,268,309

14

Common Stocks (continued)	Shares		Value ($)
Health Care—11.2%
Abbott Laboratories	296,544		15,974,825
Aetna	71,450		2,840,852
Agilent Technologies	65,746	[a]	2,437,204
Allergan	57,884		4,869,202
AmerisourceBergen	51,410		2,097,528
Amgen	177,088		10,141,830
Baxter International	108,459		5,963,076
Becton Dickinson & Co.	41,234		3,225,736
Biogen Idec	45,873	[a]	5,337,782
Boston Scientific	295,908	[a]	1,742,898
Bristol-Myers Squibb	324,920		10,264,223
C.R. Bard	16,494		1,417,659
Cardinal Health	66,340		2,936,872
CareFusion	41,653	[a]	1,066,317
Celgene	87,501	[a]	5,672,690
Cerner	27,473	[a]	1,742,612
Cigna	50,841		2,254,290
Coventry Health Care	28,255	[a]	898,792
Covidien	94,174		4,429,945
DaVita	17,799	[a]	1,245,930
DENTSPLY International	26,008	[b]	961,256
Edwards Lifesciences	22,297	[a]	1,681,640
Eli Lilly & Co.	193,849	[b]	7,203,429
Express Scripts	92,680	[a,b]	4,238,256
Forest Laboratories	53,617	[a]	1,678,212
Gilead Sciences	147,041	[a]	6,125,728
Hospira	31,290	[a]	984,071
Humana	32,495		2,758,501
Intuitive Surgical	7,433	[a]	3,224,881
Johnson & Johnson	522,094		33,617,633
Laboratory Corp. of America Holdings	18,741	[a,b]	1,571,433
Life Technologies	33,329	[a]	1,355,490
McKesson	47,570		3,879,334
Medco Health Solutions	73,518	[a]	4,033,197
Medtronic	202,416		7,031,932
Merck & Co.	585,572		20,202,234

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Mylan	81,293	[a]	1,590,904
Patterson	19,262		606,175
PerkinElmer	21,276		439,775
Pfizer	1,486,828		28,636,307
Quest Diagnostics	29,845		1,665,351
St. Jude Medical	62,243		2,427,477
Stryker	63,179		3,026,906
Tenet Healthcare	97,717	[a]	462,201
Thermo Fisher Scientific	72,721	[a]	3,655,685
UnitedHealth Group	206,357		9,903,072
Varian Medical Systems	22,447	[a,b]	1,318,088
Waters	17,179	[a]	1,376,381
Watson Pharmaceuticals	24,038	[a]	1,614,392
WellPoint	69,701		4,802,399
Zimmer Holdings	36,354	[a]	1,913,311
			250,545,914
Industrial—10.6%
3M	135,386	[b]	10,698,202
Avery Dennison	20,459		544,209
Boeing	140,590		9,249,416
C.H. Robinson Worldwide	30,754		2,135,250
Caterpillar	122,777		11,597,515
Cintas	20,294	[b]	606,588
CSX	208,239		4,624,988
Cummins	36,999		3,678,811
Danaher	108,346		5,238,529
Deere & Co.	78,885		5,987,372
Dover	34,968		1,941,773
Dun & Bradstreet	9,893		661,446
Eaton	65,761		2,947,408
Emerson Electric	142,995		6,880,919
Equifax	23,482		825,392
Expeditors International of Washington	39,759		1,813,010
Fastenal	57,193	[b]	2,178,481
FedEx	59,628		4,879,359
Flowserve	10,751		996,510
Fluor	33,251		1,890,319

16

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Ford Motor	722,930	[a]	8,443,822
General Dynamics	68,954		4,426,157
General Electric	2,019,586		33,747,282
Goodrich	23,432		2,873,466
Honeywell International	148,955		7,805,242
Illinois Tool Works	94,934		4,616,640
Ingersoll-Rand	62,400		1,942,512
Iron Mountain	38,640	[b]	1,195,135
Jacobs Engineering Group	23,397	[a]	907,804
Joy Global	19,728		1,720,282
L-3 Communications
Holdings	20,600		1,396,268
Lockheed Martin	52,469	[b]	3,982,397
Masco	68,733		659,837
Norfolk Southern	66,290		4,904,797
Northrop Grumman	52,620		3,038,805
PACCAR	70,162	[b]	3,033,805
Pall	21,486		1,099,439
Parker Hannifin	29,578		2,412,086
Pitney Bowes	39,115	[b]	797,164
Precision Castparts	27,173		4,433,275
Quanta Services	42,643	[a]	890,812
R.R. Donnelley & Sons	34,678	[b]	565,251
Raytheon	67,416		2,979,113
Republic Services	60,902		1,733,271
Robert Half International	29,225	[b]	772,417
Rockwell Automation	27,365		1,851,242
Rockwell Collins	28,749		1,605,057
Roper Industries	18,411		1,493,132
Ryder System	10,206		519,894
Snap-on	10,561		566,809
Southwest Airlines	151,228		1,292,999
Stericycle	16,537	[a,b]	1,382,162
Textron	54,962	[b]	1,067,362
Tyco International	89,600		4,081,280
Union Pacific	93,395		9,299,340
United Parcel Service, Cl. B	186,958		13,131,930

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
United Technologies	173,520		13,531,090
W.W. Grainger	11,573		1,982,571
Waste Management	90,222	[b]	2,971,010
Xylem	35,285	[a]	943,521
			235,471,975
Information Technology—19.2%
Accenture, Cl. A	123,506		7,442,472
Adobe Systems	96,632	[a]	2,841,947
Advanced Micro Devices	115,004	[a,b]	670,473
Akamai Technologies	36,831	[a]	992,227
Altera	60,495		2,293,970
Amphenol, Cl. A	33,076	[b]	1,570,779
Analog Devices	57,634		2,107,675
Apple	176,537	[a]	71,458,647
Applied Materials	248,102		3,056,617
Autodesk	42,914	[a]	1,484,824
Automatic Data Processing	93,332		4,884,064
BMC Software	33,628	[a]	1,168,909
Broadcom, Cl. A	90,378	[a]	3,261,742
CA	70,857		1,534,763
Cisco Systems	1,047,876		19,417,142
Citrix Systems	35,446	[a]	2,581,532
Cognizant Technology Solutions, Cl. A	58,150	[a]	4,230,413
Computer Sciences	30,641		963,966
Compuware	44,846	[a]	378,949
Corning	298,060		4,259,277
Dell	295,797	[a]	4,676,551
eBay	217,266	[a]	6,915,577
Electronic Arts	62,012	[a]	1,447,980
EMC	391,775	[a]	9,602,405
F5 Networks	15,449	[a]	1,605,924
Fidelity National Information Services	47,312		1,238,628
First Solar	11,160	[a,b]	555,433
Fiserv	26,960	[a]	1,587,135
FLIR Systems	30,941		813,748
Google, Cl. A	47,980	[a]	28,434,867

18

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Harris	22,196		837,899
Hewlett-Packard	395,093		10,513,425
Intel	1,000,601		24,554,749
International Business Machines	227,598		42,021,419
Intuit	57,801		3,102,180
Jabil Circuit	33,872		696,408
JDS Uniphase	42,350	[a]	508,200
Juniper Networks	102,222	[a]	2,501,372
KLA-Tencor	31,184		1,468,455
Lexmark International, Cl. A	16,111		510,719
Linear Technology	42,366		1,368,845
LSI	105,139	[a]	657,119
MasterCard, Cl. A	20,287		7,044,458
MEMC Electronic Materials	46,520	[a,b]	278,655
Microchip Technology	35,403	[b]	1,280,172
Micron Technology	190,736	[a]	1,066,214
Microsoft	1,420,652		37,831,963
Molex	27,123	[b]	669,667
Monster Worldwide	26,353	[a]	243,238
Motorola Mobility Holdings	49,942	[a]	1,941,745
Motorola Solutions	57,661		2,704,878
NetApp	70,636	[a]	2,893,251
Novellus Systems	12,382	[a,b]	427,798
NVIDIA	115,753	[a]	1,713,144
Oracle	752,625		24,663,521
Paychex	61,300		1,786,282
QUALCOMM	319,979		16,510,916
Red Hat	36,872	[a]	1,830,695
SAIC	52,631	[a,b]	654,203
Salesforce.com	25,763	[a]	3,430,859
SanDisk	45,434	[a]	2,302,141
Symantec	141,997	[a]	2,415,369
TE Connectivity	82,500		2,932,875
Tellabs	78,596		340,321
Teradata	31,719	[a]	1,892,356
Teradyne	36,533	[a,b]	523,153

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Texas Instruments	220,765		6,784,108
Total System Services	29,432		585,402
VeriSign	31,262		1,003,198
Visa, Cl. A	97,338	[b]	9,077,742
Western Digital	43,259	[a]	1,152,420
Western Union	121,829		2,128,353
Xerox	269,783		2,206,825
Xilinx	50,600		1,693,076
Yahoo!	240,723	[a]	3,764,908
			427,993,332
Materials—3.5%
Air Products & Chemicals	39,943		3,440,690
Airgas	13,582		936,479
AK Steel Holding	23,726	[b]	197,638
Alcoa	201,022		2,162,997
Allegheny Technologies	19,686		913,430
Ball	32,946		1,138,943
Bemis	20,628	[b]	579,853
CF Industries Holdings	13,512		2,192,592
Cliffs Natural Resources	27,296		1,862,133
Dow Chemical	223,566		6,233,020
E.I. du Pont de Nemours & Co.	176,812		8,499,353
Eastman Chemical	27,680		1,087,547
Ecolab	43,589	[b]	2,346,832
FMC	14,007		1,105,012
Freeport-McMoRan Copper & Gold	180,346		7,260,730
International Flavors & Fragrances	14,831		898,165
International Paper	83,611		2,316,025
MeadWestvaco	32,383		903,810
Monsanto	102,002		7,420,646
Mosaic	52,691		3,085,585
Newmont Mining	93,399		6,241,855
Nucor	59,627		2,252,708
Owens-Illinois	31,473	[a]	631,978

20

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
PPG Industries	30,532		2,638,270
Praxair	57,803		5,876,831
Sealed Air	31,883		567,517
Sherwin-Williams	17,230		1,425,093
Sigma-Aldrich	23,648		1,548,471
Titanium Metals	16,535	[b]	276,961
United States Steel	27,293	[b]	692,150
Vulcan Materials	24,729		773,770
			77,507,084
Telecommunication Services—2.9%
American Tower, Cl. A	75,261	[a]	4,146,881
AT&T	1,129,001		33,091,019
CenturyLink	115,454		4,070,908
Frontier Communications	192,803	[b]	1,206,947
MetroPCS Communications	51,728	[a]	439,688
Sprint Nextel	561,014	[a]	1,441,806
Verizon Communications	539,269		19,942,168
Windstream	97,606		1,187,865
			65,527,282
Utilities—3.6%
AES	122,428	[a]	1,373,642
Ameren	46,377		1,478,499
American Electric Power	90,854		3,568,745
CenterPoint Energy	79,957		1,666,304
CMS Energy	47,029		979,144
Consolidated Edison	55,749		3,226,195
Constellation Energy Group	38,647		1,534,286
Dominion Resources	108,857		5,615,933
DTE Energy	31,659		1,649,750
Duke Energy	252,893		5,164,075
Edison International	61,522		2,497,793
Entergy	33,992		2,351,227
Exelon	125,244		5,559,581
FirstEnergy	78,873		3,546,130

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Integrys Energy Group	14,129		747,565
NextEra Energy	79,696	[b]	4,494,854
Nicor	8,194		460,913
NiSource	53,735		1,187,006
Northeast Utilities	33,023		1,141,605
NRG Energy	44,729	[a]	958,095
ONEOK	19,980		1,519,479
Pepco Holdings	44,188		874,922
PG&E	75,385		3,234,017
Pinnacle West Capital	20,917		953,397
PPL	110,311		3,239,834
Progress Energy	55,717		2,902,856
Public Service Enterprise Group	95,853		3,230,246
SCANA	22,560	[b]	953,837
Sempra Energy	45,235		2,430,477
Southern	163,375		7,057,800
TECO Energy	39,043	[b]	725,029
Wisconsin Energy	45,208		1,466,095
Xcel Energy	90,937		2,350,720
			80,140,051
Total Common Stocks
(cost $1,401,890,956)			2,174,615,915
	Principal
Short-Term Investments—.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 3/8/12	2,680,000	[d]	2,679,786
0.03%, 3/22/12	1,270,000	[d]	1,269,837
Total Short-Term Investments
(cost $3,949,514)			3,949,623

Other Investment—2.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $51,146,476)	51,146,476	[e]	51,146,476

22

Investment of Cash Collateral
for Securities Loaned—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $32,662,023)	32,662,023 [e]	32,662,023

Total Investments (cost $1,489,648,969)	101.4%	2,262,374,037
Liabilities, Less Cash and Receivables	(1.4%)	(31,849,981)
Net Assets	100.0%	2,230,524,056

REIT—Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2011, the value of the fund’s securities on loan was
$31,238,831 and the value of the collateral held by the fund was $32,909,422, consisting of cash collateral of
$32,662,023 and U.S. Government and Agency securities valued at $247,399.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.2	Short-Term/
Financial	13.6	Money Market Investments	4.0
Energy	11.9	Utilities	3.6
Health Care	11.2	Materials	3.5
Consumer Staples	10.8	Telecommunication Services	2.9
Industrial	10.6
Consumer Discretionary	10.1		101.4

† Based on net assets.
See notes to financial statements.

The Fund	23

STATEMENT OF FINANCIAL FUTURES
October 31, 2011

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2011	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	917	57,280,405	December 2011	3,338,925

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $31,238,831)—Note 1(b):
Unaffiliated issuers	1,405,840,470	2,178,565,538
Affiliated issuers	83,808,499	83,808,499
Cash		1,836,894
Dividends and securities lending income receivable		2,494,077
Receivable for investment securities sold		1,627,234
Receivable for shares of Common Stock subscribed		1,422,588
		2,269,754,830
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		912,150
Liability for securities on loan—Note 1(b)		32,662,023
Payable for shares of Common Stock redeemed		3,256,288
Payable for futures variation margin—Note 4		1,457,498
Payable for investment securities purchased		942,815
		39,230,774
Net Assets ($)		2,230,524,056
Composition of Net Assets ($):
Paid-in capital		1,467,002,913
Accumulated undistributed investment income—net		27,402,391
Accumulated net realized gain (loss) on investments		(39,945,241)
Accumulated net unrealized appreciation (depreciation)
on investments (including $3,338,925 net unrealized
appreciation on financial futures)		776,063,993
Net Assets ($)		2,230,524,056
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		63,920,183
Net Asset Value, offering and redemption price per share ($)		34.90

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Year Ended October 31, 2011

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	48,447,240
Affiliated issuers	27,666
Income from securities lending—Note 1(b)	169,803
Interest	1,647
Total Income	48,646,356
Expenses:
Management fee—Note 3(a)	5,926,662
Shareholder servicing costs—Note 3(b)	5,926,662
Directors’ fees—Note 3(a)	125,859
Loan commitment fees—Note 2	31,851
Interest expense—Note 2	3,325
Total Expenses	12,014,359
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(125,859)
Net Expenses	11,888,500
Investment Income—Net	36,757,856
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,634,392
Net realized gain (loss) on financial futures	1,015,091
Net Realized Gain (Loss)	9,649,483
Net unrealized appreciation (depreciation) on investments	128,035,451
Net unrealized appreciation (depreciation) on financial futures	3,052,993
Net Unrealized Appreciation (Depreciation)	131,088,444
Net Realized and Unrealized Gain (Loss) on Investments	140,737,927
Net Increase in Net Assets Resulting from Operations	177,495,783

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2011	2010
Operations ($):
Investment income—net	36,757,856	35,571,695
Net realized gain (loss) on investments	9,649,483	105,997,529
Net unrealized appreciation
(depreciation) on investments	131,088,444	199,240,314
Net Increase (Decrease) in Net Assets
Resulting from Operations	177,495,783	340,809,538
Dividends to Shareholders from ($):
Investment income—net	(34,804,705)	(38,533,901)
Net realized gain on investments	(51,832,641)	—
Total Dividends	(86,637,346)	(38,533,901)
Capital Stock Transactions ($):
Net proceeds from shares sold	531,886,911	485,529,471
Dividends reinvested	84,742,937	37,789,348
Cost of shares redeemed	(804,836,248)	(736,607,359)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(188,206,400)	(213,288,540)
Total Increase (Decrease) in Net Assets	(97,347,963)	88,987,097
Net Assets ($):
Beginning of Period	2,327,872,019	2,238,884,922
End of Period	2,230,524,056	2,327,872,019
Undistributed investment income—net	27,402,391	25,855,411
Capital Share Transactions (Shares):
Shares sold	15,132,550	15,329,187
Shares issued for dividends reinvested	2,446,143	1,196,255
Shares redeemed	(22,893,993)	(23,322,185)
Net Increase (Decrease) in Shares Outstanding	(5,315,300)	(6,796,743)

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	33.62	29.45	27.66	44.18	40.57
Investment Operations:
Investment income—net[a]	.55	.49	.53	.66	.61
Net realized and unrealized
gain (loss) on investments	2.00	4.19	1.93	(16.51)	4.90
Total from Investment Operations	2.55	4.68	2.46	(15.85)	5.51
Distributions:
Dividends from
investment income—net	(.51)	(.51)	(.67)	(.67)	(.56)
Dividends from net realized
gain on investments	(.76)	—	—	—	(1.34)
Total Distributions	(1.27)	(.51)	(.67)	(.67)	(1.90)
Net asset value, end of period	34.90	33.62	29.45	27.66	44.18
Total Return (%)	7.61	16.02	9.42	(36.38)	14.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.55	1.55	2.06	1.77	1.47
Portfolio Turnover Rate	3.38	5.45	4.36	4.95	4.71
Net Assets, end of period
($ x 1,000)	2,230,524	2,327,872	2,238,885	2,090,178	3,735,372

a Based on average shares outstanding at each month end.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official

30

closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,174,615,915	—	—	2,174,615,915
Mutual Funds	83,808,499	—	—	83,808,499
U.S. Treasury	—	3,949,623	—	3,949,623
Other Financial
Instruments:
Futures††	3,338,925	—	—	3,338,925

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measure-

32

ment to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2011, The Bank of New York Mellon earned $72,775 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	10/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	4,865,000		393,785,258	347,503,782	51,146,476		2.3
Dreyfus
Institutional
Cash
Advantage
Fund†	51,226,301		1,098,897,011	1,117,461,289	32,662,023		1.5
Total	56,091,301		1,492,682,269	1,464,965,071	83,808,499		3.8

†	On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by Dreyfus
Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

34

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $30,073,291, undistributed capital gains $10,739,883 and unrealized appreciation $722,707,969.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2011 and October 31, 2010 were as follows: ordinary income $34,804,705 and $38,533,901 and long-term capital gains $51,832,641 and $0, respectively.

During the period ended October 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $406,171 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2011, was approximately $240,500 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2011, fees reimbursed by the Manager amounted to $125,859.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, the fund was charged $5,926,662 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $456,075 and shareholder services plan fees $456,075.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2011, amounted to $79,445,940 and $359,304,653, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2011:

Average Market Value ($)
Equity futures contracts	28,428,213

At October 31, 2011, the cost of investments for federal income tax purposes was $1,539,666,068; accordingly, accumulated net unrealized appreciation on investments was $722,707,969, consisting of $962,223,416 gross unrealized appreciation and $239,515,447 gross unrealized depreciation.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 5—Pending Legal Matters:

The fund and more than two hundred other entities have been named as defendants in two pending litigations (Deutsche Bank Trust Co., Americas et al. v.Adaly Opportunity Fund TD Secs. Inc. et al., No. 11-cv-04784, filed July 12, 2011 in the United States District Court for the Southern District of NewYork (“Deutsche Bank v.Adaly”), and Niese et al. v.Alliance Bernstein L.P. et al., No. 11-cv-04538, filed July 1, 2011 in the United States District Court for the Southern District of New York) against shareholders of the Tribune Company who received payment for their shares in June or December 2007, as part of a leveraged buyout of the company (the “LBO”).Approximately one year after the LBO was concluded, the Tribune Company filed for bankruptcy. Thereafter, in approximately June 2011, certain Tribune Company creditors filed dozens of complaints in various courts throughout the country, including complaints in the two actions referred to above, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances,” and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. In Deutsche Bank v.Adaly, the fund and eleven other defendants are named as shareholder defendants class representatives.

In addition, there is a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company (The Official Committee of Unsecured Creditors of Tribune Co. v. Fitzsimons et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC), filed Nov. 1, 2010). In this case, the Creditors Committee seeks recovery for alleged “fraudulent conveyances” from approximately 27,000 Tribune shareholders, including the fund, in an Amended Complaint filed in December 2010.

At this early stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss or range of loss that may result.

38

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2011

The Fund	39

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $34,804,705 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.Also, the fund hereby designates $.7573 per share as a long-term capital gain distribution paid on December 29, 2010 and also designates $.0026 per share as a long-term capital gain distribution paid on March 29, 2011.

40

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 167
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 50

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (71)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Dr. Martin Peretz (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	43

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

44

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	45

`

For More Information

Ticker Symbol: PEOPX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Smallcap
Stock Index Fund

ANNUAL REPORT October 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2010, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Stocks have been sensitive to these macroeconomic developments, often regardless of underlying company fundamentals. Indeed, market declines were particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt, while October ranked as one of the best months of the past decade.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Although Europe continues to struggle with a debt crisis, inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, moderately low core inflation and an accommodative monetary policy could help support near-trend growth despite ongoing deleveraging activity in the private sector.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through October 31, 2011, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2011, Dreyfus Smallcap Stock Index Fund produced a total return of 10.29%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 10.54% total return for the same period.2,3

Although small-cap stocks rallied through the first quarter of 2011 as an economic recovery appeared to gain traction, renewed macroeconomic concerns later caused the market to give back many of its previous gains. The fund produced a lower return than its benchmark.The difference in return between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Global Economic Concerns Weighed on Equities

Gains in employment, consumer spending and corporate earnings supported a U.S. stock market rally over the first several months of the reporting period as investors looked forward to better business conditions. However, the rally was interrupted in February 2011 when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when catastrophic natural and nuclear disasters in Japan disrupted the global industrial supply chain and derailed one of the world’s larger economies. Nonetheless, investors proved

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

resilient at the time, and stocks rebounded quickly from these unexpected shocks.

Investor sentiment began to deteriorate in earnest in late April when Greece appeared headed for default on its sovereign debt and pressures mounted on the banking systems of other peripheral members of the European Union. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending, borrowing and taxes. Stocks suffered bouts of heightened volatility when newly risk-averse investors shifted their focus from more speculative companies and market sectors to industry groups that historically have held up well under uncertain economic conditions.Volatility was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. In contrast, the market rebounded strongly in October when some macroeconomic worries seemed to ease. Small-cap stocks produced higher returns than mid- and large-cap stocks for the reporting period overall.

Small-Cap Stocks Produced Mixed Results

The health care, information technology and energy sectors led the S&P 600 Index’s advance over the reporting period. In the health care sector, heightened mergers-and-acquisitions activity lifted stock prices of small pharmaceutical developers as large-cap drug companies sought to fill their product development pipelines. In addition, some biotechnology firms—such as Regeneron Pharmaceuticals and Questcor Pharmaceuticals—announced progress toward the introduction of new products, boosting their value as potential takeover targets. Meanwhile, health care providers Healthspring and AMERIGROUP also benefited from takeover speculation as larger insurers try to grow their subscriber bases and achieve greater economies of scale.

Among information technology companies, several small-cap companies, including microchip maker Cypress Semiconductor, benefited from trends toward touch-screen technology and “cloud computing,” in which business enterprises maintain data and applications over the Internet. Varian Semiconductor gained substantial value after receiving a takeover offer from industry giant Applied Materials. In the energy

4

sector, better-than-expected revenues from refinery operations buoyed HollyFrontier, while rising demand for domestic natural gas production lifted the stocks of service provider Oil States International and hydraulic fracturing specialist CARBO Ceramics.

Disappointments during the reporting period included the telecommunications services sector, which comprises a relatively small portion of the S&P 600 Index.The sector was hurt by competitive pressures from large-cap companies, which adversely affected small-cap service providers such as Neutral Tandem and Cbeyond. Results from the materials sector were undermined by weakness among chemical companies, including plastic producers PolyOne and Kraton Performance Polymers, that proved unable to pass along higher input costs to their customers.

Index Funds Offer Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.
The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/11
	1	Year	5 Years	10 Years
Fund	10.29%		2.01%	8.07%
Standard & Poor’s SmallCap 600 Index	10.54%		2.12%	8.35%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/01 to a
$10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011

Expenses paid per $1,000†	$2.39
Ending value (after expenses)	$896.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
October 31, 2011

Common Stocks—98.9%	Shares		Value ($)
Consumer Discretionary—14.8%
American Public Education	40,666	[a]	1,456,249
Arbitron	67,910		2,698,064
Arctic Cat	27,687	[a]	562,323
Audiovox, Cl. A	48,992	[a]	348,333
Big 5 Sporting Goods	46,114		356,461
Biglari Holdings	2,550	[a]	880,056
BJ’s Restaurants	49,939	[a]	2,643,271
Blue Nile	30,806	[a]	1,390,275
Blyth	12,616		704,351
Boyd Gaming	125,588	[a]	813,810
Brown Shoe	70,621		629,233
Brunswick	213,490		3,770,233
Buckle	52,950		2,359,452
Buffalo Wild Wings	37,976	[a]	2,514,771
Cabela’s	76,623	[a]	1,909,445
Callaway Golf	81,253		472,080
Capella Education	35,013 [a]		1,218,803
Carter’s	114,079	[a]	4,345,269
Cato, Cl. A	68,682		1,760,320
CEC Entertainment	52,103		1,647,497
Children’s Place Retail Stores	58,499	[a]	2,746,528
Christopher & Banks	79,127		263,493
Coinstar	73,783	[a]	3,522,400
Corinthian Colleges	71,585 [a]		136,727
Cracker Barrel Old Country Store	54,642		2,316,274
Crocs	201,209	[a]	3,555,363
DineEquity	28,096	[a]	1,319,388
Drew Industries	34,192		821,634
E.W. Scripps, Cl. A	84,039	[a]	700,885
Ethan Allen Interiors	70,180		1,389,564
Finish Line, Cl. A	112,112		2,253,451
Fred’s, Cl. A	92,219		1,124,150
Genesco	52,058	[a]	3,068,299
Group 1 Automotive	52,137		2,375,362
Haverty Furniture	28,942		336,306

8

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Helen of Troy	65,695	[a]	1,900,556
Hibbett Sports	66,648	[a]	2,745,231
Hillenbrand	125,187		2,642,698
Hot Topic	70,920		536,155
HSN	81,853		2,919,697
Iconix Brand Group	173,997	[a]	3,123,246
Interval Leisure Group	77,377	[a]	1,068,576
iRobot	46,245	[a]	1,565,856
Jack in the Box	110,260	[a]	2,269,151
JAKKS Pacific	78,377		1,486,812
JOS. A. Bank Clothiers	59,718	[a]	3,191,330
K-Swiss, Cl. A	38,118	[a]	171,531
Kirkland’s	31,269	[a]	351,464
La-Z-Boy	124,334	[a]	1,263,233
Lincoln Educational Services	51,385		480,450
Lithia Motors, Cl. A	49,075		1,009,473
Live Nation	327,776	[a]	3,077,817
Liz Claiborne	140,802	[a]	1,127,824
Lumber Liquidators Holdings	43,522	[a]	651,524
M/I Homes	43,006	[a]	321,255
Maidenform Brands	54,252	[a]	1,333,514
Marcus	46,739		557,129
MarineMax	45,416	[a]	369,686
Men’s Wearhouse	118,586		3,661,936
Meritage Homes	60,621	[a]	1,076,023
Midas	23,051	[a]	210,225
Monarch Casino & Resort	17,578	[a]	180,878
Monro Muffler Brake	71,894		2,666,548
Movado Group	39,189		655,632
Multimedia Games Holding Company	80,390	[a]	531,378
NutriSystem	66,894		826,810
O’Charleys	49,617	[a]	308,122
OfficeMax	152,121	[a]	778,860
Oxford Industries	31,942		1,261,709
P.F. Chang’s China Bistro	56,984		1,772,202

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Papa John’s International	52,103 [a]		1,758,997
Peet’s Coffee & Tea	22,859	[a]	1,456,575
PEP Boys-Manny Moe & Jack	128,290		1,475,335
Perry Ellis International	24,744	[a]	621,074
PetMed Express	49,956		498,061
Pinnacle Entertainment	141,567	[a]	1,602,538
Pool	111,197		3,249,176
Quiksilver	249,816	[a]	836,884
Red Robin Gourmet Burgers	38,055	[a]	954,039
Ruby Tuesday	159,593	[a]	1,338,985
Rue21	34,618	[a]	922,224
Ruth’s Hospitality Group	69,909	[a]	329,970
Select Comfort	131,188	[a]	2,724,775
Shuffle Master	143,363	[a]	1,521,081
Skechers USA, Cl. A	57,796	[a]	824,171
Sonic	151,197	[a]	1,120,370
Sonic Automotive, Cl. A	68,643		1,006,993
Spartan Motors	84,289		413,016
Stage Stores	81,737		1,277,549
Standard Motor Products	52,014		808,818
Standard-Pacific	104,840	[a]	318,714
Stein Mart	53,935		391,029
Steven Madden	84,264	[a]	3,109,342
Sturm Ruger & Co.	45,673		1,384,805
Superior Industries International	64,277		1,175,626
Texas Roadhouse	136,613		1,957,664
True Religion Apparel	62,993	[a]	2,136,723
Tuesday Morning	100,089	[a]	362,322
Universal Electronics	30,673	[a]	570,211
Universal Technical Institute	60,959	[a]	870,495
Vitamin Shoppe	61,052	[a]	2,302,271
Winnebago Industries	43,391	[a]	353,203
Wolverine World Wide	100,971		3,829,830
Zale	60,203	[a]	222,149
Zumiez	49,385	[a]	1,123,509
			151,353,175

10

Common Stocks (continued)	Shares		Value ($)
Consumer Staples—4.2%
Alliance One International	116,613	[a]	311,357
Andersons	43,476		1,605,134
B&G Foods	92,575		1,964,441
Boston Beer, Cl. A	23,354	[a]	2,066,362
Cal-Maine Foods	29,253		974,710
Calavo Growers	25,423		573,797
Casey’s General Stores	91,126		4,515,293
Central Garden & Pet, Cl. A	148,949	[a]	1,309,262
Darling International	239,511 [a]		3,357,944
Diamond Foods	45,545		2,994,584
Hain Celestial Group	99,877	[a]	3,351,872
Inter Parfums	35,136		647,908
J&J Snack Foods	32,700		1,686,339
Medifast	39,455	[a]	648,640
Nash Finch	28,940		761,701
Prestige Brands Holdings	86,773	[a]	918,058
Sanderson Farms	33,972		1,681,614
Seneca Foods, Cl. A	20,597	[a]	433,567
Snyders-Lance	91,597		1,943,688
Spartan Stores	55,528		950,639
TreeHouse Foods	76,878	[a]	4,715,697
United Natural Foods	102,555	[a]	3,744,283
WD-40	35,334		1,555,403
			42,712,293
Energy—4.4%
Approach Resources	54,434	[a]	1,328,734
Basic Energy Services	56,930	[a]	1,044,096
Bristow Group	85,851		4,273,663
Contango Oil & Gas	29,079	[a]	1,870,943
Georesources	43,261	[a]	1,148,147
Gulf Island Fabrication	30,108		838,508
Gulfport Energy	84,790	[a]	2,640,361
Hornbeck Offshore Services	53,839	[a]	1,768,073
ION Geophysical	330,249	[a]	2,516,497
Lufkin Industries	66,795		3,946,917
Matrix Service	65,606	[a]	696,736

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Overseas Shipholding Group	50,866		634,808
OYO Geospace	10,243	[a]	804,895
Penn Virginia	67,336		410,076
Petroleum Development	44,296	[a]	1,156,569
PetroQuest Energy	142,646	[a]	1,039,889
Pioneer Drilling	137,408	[a]	1,358,965
SEACOR Holdings	50,932		4,336,860
Stone Energy	120,082	[a]	2,916,792
Swift Energy	98,452	[a]	3,014,600
Tetra Technologies	178,224	[a]	1,693,128
World Fuel Services	146,407		5,834,319
			45,273,576
Financial—19.7%
Acadia Realty Trust	72,296	[b]	1,497,973
AMERISAFE	38,602	[a]	831,873
Bank Mutual	52,675		175,408
Bank of the Ozarks	47,782		1,188,338
BioMed Realty Trust	276,347	[b]	5,004,644
Boston Private Financial Holdings	188,207		1,426,609
Brookline Bancorp	143,586		1,200,379
Calamos Asset Management, Cl. A	45,930		573,666
Cash America International	64,471		3,529,787
Cedar Shopping Centers	103,125	[b]	378,469
City Holding	34,277		1,126,342
Colonial Properties Trust	184,066	[b]	3,732,858
Columbia Banking System	92,895		1,771,508
Community Bank System	69,282		1,770,848
Delphi Financial Group, Cl. A	123,805		3,278,356
DiamondRock Hospitality	400,170	[b]	3,621,538
Dime Community Bancshares	39,459		470,351
EastGroup Properties	55,245	[b]	2,409,234
eHealth	60,882	[a]	904,098
Employers Holdings	60,945		988,528
Encore Capital Group	32,501	[a]	880,452
Entertainment Properties Trust	105,196	[b]	4,712,781
Extra Space Storage	207,836	[b]	4,682,545

12

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
EZCORP, Cl. A	104,072	[a]	2,891,120
F.N.B	272,035		2,744,833
Financial Engines	69,027	[a]	1,567,603
First BanCorp	20,765	[a]	73,923
First Cash Financial Services	62,513	[a]	2,594,289
First Commonwealth Financial	245,573		1,132,092
First Financial Bancorp	109,114		1,789,470
First Financial Bankshares	67,081		2,130,493
First Midwest Bancorp	160,781		1,448,637
Forestar Group	60,146	[a]	781,898
Franklin Street Properties	153,850	[b]	1,953,895
Getty Realty	60,721	[b]	967,893
Glacier Bancorp	136,861		1,553,372
Hanmi Financial	348,323	[a]	348,323
Healthcare Realty Trust	151,357	[b]	2,859,134
Home Bancshares	48,869		1,145,978
Horace Mann Educators	97,215		1,307,542
Independent Bank/MA	47,127		1,221,532
Infinity Property & Casualty	27,991		1,622,358
Inland Real Estate	212,830	[b]	1,596,225
Interactive Brokers Group, Cl. A	103,509		1,591,968
Investment Technology Group	120,826	[a]	1,378,625
Kilroy Realty	119,626	[b]	4,389,078
Kite Realty Group Trust	162,092	[b]	669,440
LaSalle Hotel Properties	199,731	[b]	4,775,568
Lexington Realty Trust	346,448	[b]	2,723,081
LTC Properties	68,508	[b]	1,942,887
Meadowbrook Insurance Group	98,691		1,022,439
Medical Properties Trust	235,709	[b]	2,380,661
Mid-America Apartment Communities	76,548	[b]	4,776,595
Nara Bancorp	111,425	[a]	944,884
National Financial Partners	103,384	[a]	1,413,259
National Penn Bancshares	287,438		2,242,016
National Retail Properties	194,869	[b]	5,310,180
Navigators Group	27,164	[a]	1,239,222
NBT Bankcorp	74,121		1,595,084

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Northwest Bancshares	213,455		2,661,784
Old National Bancorp	221,216		2,559,469
Oritani Financial	125,918		1,631,897
PacWest Bancorp	64,287		1,134,023
Parkway Properties	55,873	[b]	717,968
Pennsylvania Real Estate Investment Trust	144,931	[b]	1,486,992
Pinnacle Financial Partners	71,304	[a]	1,070,273
Piper Jaffray	29,132	[a]	604,780
Portfolio Recovery Associates	36,989	[a]	2,594,408
Post Properties	118,253	[b]	4,857,833
Presidential Life	45,610		452,451
PrivateBancorp	148,111		1,614,410
ProAssurance	70,814		5,420,812
Prospect Capital	198,161		1,896,401
Provident Financial Services	101,305		1,311,900
PS Business Parks	47,423	[b]	2,524,326
RLI	42,014		2,955,265
S&T Bancorp	49,864		930,961
Safety Insurance Group	28,970		1,234,701
Saul Centers	17,847	[b]	639,636
Selective Insurance Group	120,416		1,930,268
Signature Bank	106,223	[a]	5,921,932
Simmons First National, Cl. A	35,400		918,984
Sovran Self Storage	66,736	[b]	2,949,731
Sterling Bancorp	92,716		764,907
Stewart Information Services	58,941		591,768
Stifel Financial	108,375	[a]	3,453,911
Susquehanna Bancshares	383,212		2,782,119
SWS Group	66,150	[a]	364,487
Tanger Factory Outlet Centers	176,649	[b]	4,974,436
Texas Capital Bancshares	91,197	[a]	2,553,516
Tompkins Financial	20,054		790,729
Tower Group	83,113		1,972,271
Trustco Bank	239,762		1,189,220
UMB Financial	70,312		2,592,403
Umpqua Holdings	279,909		3,204,958

14

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
United Bankshares	102,587		2,435,415
United Community Banks	51,750	[a]	382,433
United Fire & Casualty	44,689		840,600
Universal Health Realty Income Trust	27,265	[b]	1,035,252
Urstadt Biddle Properties, Cl. A	59,422	[b]	1,060,088
Wilshire Bancorp	132,733	[a]	453,947
Wintrust Financial	68,194		1,969,443
World Acceptance	38,226	[a]	2,585,989
			202,301,279
Health Care—12.0%
Abaxis	43,744	[a]	1,227,457
Affymetrix	205,373	[a]	1,148,035
Air Methods	22,525	[a]	1,820,470
Align Technology	162,248	[a]	3,736,571
Almost Family	20,005	[a]	372,893
Amedisys	46,752	[a]	613,854
AMN Healthcare Services	54,350	[a]	257,619
AmSurg	81,641	[a]	2,067,967
Analogic	26,377		1,426,468
ArQule	94,202	[a]	547,314
Bio-Reference Labs	50,224	[a]	1,006,489
Cambrex	76,858	[a]	423,488
Cantel Medical	33,730		930,948
Centene	109,618	[a]	3,853,073
Chemed	51,407		3,051,520
Computer Programs & Systems	18,947		967,623
CONMED	53,206	[a]	1,397,722
CorVel	18,192	[a]	938,161
Cross Country Healthcare	71,128	[a]	355,640
CryoLife	111,987	[a]	516,260
Cubist Pharmaceuticals	122,629	[a]	4,636,602
Cyberonics	61,365	[a]	1,767,312
Emergent BioSolutions	57,047	[a]	1,075,906
Ensign Group	20,145		458,500
Enzo Biochem	76,337	[a]	218,324
eResearch Technology	130,080	[a]	664,709

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Gentiva Health Services	45,610	[a]	188,825
Greatbatch	68,235	[a]	1,523,688
Haemonetics	62,383	[a]	3,802,244
Hanger Orthopedic Group	67,793	[a]	1,177,564
Healthspring	141,030	[a]	7,607,158
Healthways	83,876	[a]	600,552
Hi-Tech Pharmacal	17,387	[a]	617,586
HMS Holdings	174,337	[a]	4,260,796
ICU Medical	24,931	[a]	980,038
Integra LifeSciences Holdings	51,539	[a]	1,652,340
Invacare	85,125		1,911,056
IPC The Hospitalist	28,880	[a]	1,210,938
Kensey Nash	30,524	[a]	820,485
Kindred Healthcare	95,813	[a]	1,116,221
Landauer	16,638		852,698
LHC Group	35,571	[a]	558,109
Magellan Health Services	74,194	[a]	3,818,765
Medicines	127,666	[a]	2,389,908
Meridian Bioscience	77,987		1,420,923
Merit Medical Systems	72,742	[a]	976,198
Molina Healthcare	66,987	[a]	1,418,785
MWI Veterinary Supply	24,132	[a]	1,821,966
Natus Medical	61,408	[a]	528,109
Neogen	44,575	[a]	1,722,824
NuVasive	74,802	[a]	1,108,566
Omnicell	75,893	[a]	1,134,600
Palomar Medical Technologies	27,654	[a]	235,336
Par Pharmaceutical Cos	88,504	[a]	2,708,222
PAREXEL International	125,690	[a]	2,768,951
PharMerica	64,781	[a]	1,010,584
PSS World Medical	129,123	[a]	2,872,987
Quality Systems	82,916		3,226,262
Questcor Pharmaceuticals	134,426	[a]	5,459,040
Regeneron Pharmaceuticals	159,378	[a]	8,813,603
Salix Pharmaceuticals	133,917	[a]	4,587,327
Savient Pharmaceuticals	115,036	[a]	431,385

16

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
SonoSite	31,944	[a]	989,945
SurModics	31,651	[a]	333,602
Symmetry Medical	93,779	[a]	852,451
ViroPharma	159,291	[a]	3,224,050
West Pharmaceutical Services	78,930		3,068,009
Zoll Medical	51,906	[a]	1,962,566
			123,246,187
Industrial—15.3%
A.O. Smith	76,113		2,828,359
AAON	42,472		899,132
AAR	74,792		1,490,605
ABM Industries	97,961		1,980,771
Actuant, Cl. A	164,283		3,696,367
Aegion	91,284	[a]	1,350,090
Aerovironment	30,047	[a]	992,452
Albany International, Cl. A	66,677		1,506,233
Allegiant Travel	31,317	[a]	1,627,231
American Science & Engineering	20,595		1,400,872
Apogee Enterprises	54,538		595,555
Applied Industrial Technologies	82,042		2,758,252
Arkansas Best	54,658		1,125,955
Astec Industries	36,227	[a]	1,204,548
AZZ	25,481		1,137,981
Badger Meter	32,008		1,047,942
Barnes Group	104,886		2,440,697
Belden	113,638		3,668,235
Brady, Cl. A	124,395		3,821,414
Briggs & Stratton	124,364		1,815,714
Cascade	18,192		784,075
CDI	13,960		183,295
Ceradyne	59,092	[a]	1,977,218
CIRCOR International	36,637		1,275,700
CLARCOR	113,990		5,526,235
Comfort Systems USA	78,052		858,572
Consolidated Graphics	27,207	[a]	1,239,551
Cubic	41,999		1,978,993

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Curtiss-Wright	106,049		3,476,286
Dolan	82,924	[a]	725,585
Dycom Industries	85,831	[a]	1,667,696
EMCOR Group	150,824		3,781,158
Encore Wire	39,583		1,052,116
EnPro Industries	41,678	[a]	1,435,390
ESCO Technologies	54,963		1,680,219
Exponent	29,920	[a]	1,441,546
Federal Signal	174,941		825,722
Forward Air	62,326		2,041,176
Franklin Electric	41,186		1,891,261
G&K Services, Cl. A	42,098		1,278,095
GenCorp	164,230	[a]	798,158
Geo Group	127,377	[a]	2,322,083
Gibraltar Industries	76,805	[a]	857,144
Griffon	66,973	[a]	634,234
Healthcare Services Group	136,090		2,361,162
Heartland Express	119,908		1,607,966
Heidrick & Struggles International	38,474		761,016
Hub Group, Cl. A	76,407	[a]	2,388,483
II-VI	107,628	[a]	2,046,008
Insperity	60,207		1,552,136
Interface, Cl. A	128,984		1,681,951
John Bean Technologies	59,296		957,037
Kaman	54,206		1,802,350
Kaydon	78,588		2,472,378
Kelly Services, Cl. A	48,724		796,637
Knight Transportation	147,908		2,248,202
Lawson Products	9,558		159,332
Lindsay	27,326		1,587,641
Lydall	33,250	[a]	364,420
Mobile Mini	87,170	[a]	1,581,264
Moog, Cl. A	104,706	[a]	4,055,263
Mueller Industries	78,759		3,185,802
National Presto Industries	8,056		769,348
Navigant Consulting	114,057	[a]	1,292,266

18

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
NCI Building Systems	44,187	[a]	402,544
Old Dominion Freight Line	100,452	[a]	3,673,530
On Assignment	83,886	[a]	905,130
Orbital Sciences	115,470	[a]	1,785,166
Orion Marine Group	46,396	[a]	315,029
Powell Industries	18,807	[a]	632,103
Quanex Building Products	110,033		1,622,987
Resources Connection	99,479		1,103,222
Robbins & Myers	93,391		4,173,644
School Specialty	37,846	[a]	289,522
Simpson Manufacturing	77,960		2,390,254
SkyWest	122,414		1,641,572
Standard Register	37,007		95,848
Standex International	24,955		963,513
SYKES Enterprises	88,534	[a]	1,410,347
Teledyne Technologies	80,816	[a]	4,402,048
Tennant	43,161		1,669,899
Tetra Tech	152,353	[a]	3,325,866
Toro	71,250		3,850,350
Tredegar	44,735		866,517
TrueBlue	109,056	[a]	1,441,720
UniFirst	35,899		1,879,313
United Stationers	102,740		3,268,159
Universal Forest Products	34,644		972,457
Viad	37,183		778,240
Vicor	37,801		345,879
Watts Water Technologies, Cl. A	69,734		2,195,924
			157,191,358
Information Technology—18.9%
Advanced Energy Industries	73,524	[a]	686,714
Agilysys	56,250	[a]	477,562
Anixter International	65,471	[a]	3,842,493
Arris Group	257,172	[a]	2,767,171
ATMI	84,720	[a]	1,728,288
Avid Technology	57,943	[a]	359,247
Bel Fuse, Cl. B	27,512		491,915

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Benchmark Electronics	120,891	[a]	1,661,042
Black Box	34,697		971,169
Blackbaud	94,021		2,635,409
Blue Coat Systems	93,810	[a]	1,510,341
Bottomline Technologies	72,167	[a]	1,752,936
Brightpoint	159,979	[a]	1,623,787
Brooks Automation	160,932		1,681,739
Cabot Microelectronics	60,243	[a]	2,320,560
CACI International, Cl. A	60,240	[a]	3,306,574
Cardtronics	81,347	[a]	2,027,981
Ceva	49,267	[a]	1,530,726
Checkpoint Systems	76,140	[a]	1,008,855
CIBER	177,403	[a]	617,362
Cirrus Logic	131,311	[a]	2,185,015
Cognex	87,839		2,976,864
Cohu	46,209		512,458
Commvault Systems	91,534	[a]	3,897,518
comScore	50,466	[a]	1,065,337
Comtech Telecommunications	69,480		2,300,483
CSG Systems International	93,498	[a]	1,331,412
CTS	90,241		837,436
Cymer	67,893	[a]	2,949,951
Daktronics	92,118		930,392
DealerTrack Holdings	84,370	[a]	1,829,985
DG Fastchannel	57,114	[a]	1,064,605
Digi International	54,924 [a]		702,478
Diodes	76,868	[a]	1,719,537
DSP Group	61,946	[a]	382,826
DTS	32,642	[a]	916,914
Ebix	87,987		1,505,458
Electro Scientific Industries	58,052	[a]	713,459
Entropic Communications	186,507	[a]	1,085,471
EPIQ Systems	74,058		1,056,067
Exar	73,738	[a]	450,539
FARO Technologies	31,222	[a]	1,304,455

20

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
FEI	86,162	[a]	3,425,801
Forrester Research	31,469		1,126,905
GT Advanced Technologies	272,338	[a]	2,233,172
Harmonic	183,463	[a]	1,009,047
Heartland Payment Systems	78,847		1,715,711
Hittite Microwave	54,982	[a]	2,892,053
iGATE	73,292	[a]	987,976
Infospace	90,510	[a]	792,868
Insight Enterprises	112,156	[a]	1,895,436
Interactive Intelligence Group	27,739	[a]	769,757
Intermec	80,584	[a]	650,313
Intevac	49,429	[a]	397,903
j2 Global Communications	112,621		3,466,474
JDA Software Group	93,551	[a]	2,981,470
Kopin	147,790	[a]	598,550
Kulicke & Soffa Industries	174,886	[a]	1,687,650
Liquidity Services	38,223	[a]	1,244,541
Littelfuse	46,456		2,274,486
LivePerson	94,054	[a]	1,184,140
LogMeIn	35,812	[a]	1,456,474
LoJack	55,755	[a]	185,107
Manhattan Associates	54,238	[a]	2,296,979
MAXIMUS	73,660		2,971,444
Measurement Specialties	32,837	[a]	1,024,843
Mercury Computer Systems	49,370	[a]	720,802
Methode Electronics	111,286		1,033,847
Micrel	125,809		1,386,415
Microsemi	190,735	[a]	3,520,968
MicroStrategy, Cl. A	18,979	[a]	2,500,863
MKS Instruments	121,852		3,246,137
Monolithic Power Systems	81,514	[a]	1,015,664
Monotype Imaging Holdings	74,294	[a]	1,008,170
MTS Systems	35,026		1,284,403
Nanometrics	37,448	[a]	632,122
NCI, Cl. A	14,934	[a]	203,849

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Netgear	83,430	[a]	2,958,428
NetScout Systems	82,282	[a]	1,348,602
Network Equipment Technologies	56,733	[a]	108,360
Newport	106,946	[a]	1,481,202
Novatel Wireless	71,100	[a]	282,267
Oplink Communications	46,704	[a]	757,539
OSI Systems	42,753	[a]	1,893,958
Park Electrochemical	51,185		1,448,536
PC-Tel	37,611		272,304
Perficient	67,178	[a]	640,206
Pericom Semiconductor	59,007	[a]	500,969
Plexus	80,230	[a]	2,061,911
Power Integrations	61,626		2,195,734
Progress Software	159,923	[a]	3,367,978
Pulse Electronics	130,389		460,273
Radisys	59,131	[a]	346,508
RightNow Technologies	46,154	[a]	1,985,084
Rofin-Sinar Technologies	65,333	[a]	1,698,658
Rogers	37,148	[a]	1,603,679
Rubicon Technology	23,377	[a]	243,588
Rudolph Technologies	84,932	[a]	625,949
ScanSource	51,569	[a]	1,792,538
Sigma Designs	82,778	[a]	690,369
Sourcefire	62,377	[a]	1,718,486
Stamps.com	28,963		943,035
Standard Microsystems	52,499	[a]	1,299,875
Stratasys	43,761	[a]	1,227,058
Super Micro Computer	50,528	[a]	808,448
Supertex	18,652	[a]	344,316
Symmetricom	111,780	[a]	575,667
Synaptics	85,446	[a]	2,887,220
Synchronoss Technologies	45,537	[a]	1,368,842
SYNNEX	53,726	[a]	1,551,070
Take-Two Interactive Software	194,358	[a]	3,066,969
Taleo, Cl. A	84,609	[a]	2,741,332

22

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Tekelec	110,465	[a]	1,084,766
TeleTech Holdings	77,214	[a]	1,349,701
Tessera Technologies	123,491	[a]	1,700,471
THQ	191,317	[a]	407,505
TriQuint Semiconductor	326,270	[a]	1,735,756
TTM Technologies	99,434	[a]	1,110,678
Tyler Technologies	67,408	[a]	2,128,071
Ultratech	45,292	[a]	987,366
United Online	208,083		1,229,771
Veeco Instruments	88,360	[a]	2,358,328
ViaSat	88,257	[a]	3,758,866
Virtusa	33,896	[a]	552,166
Volterra Semiconductor	59,970	[a]	1,421,289
Websense	106,431	[a]	1,898,729
Wright Express	81,367	[a]	3,814,485
XO Group	52,488	[a]	484,464
			193,862,241
Materials—4.7%
A. Schulman	68,436		1,444,684
A.M. Castle & Co.	32,272	[a]	441,804
AMCOL International	48,698		1,470,193
American Vanguard	45,896		567,734
Balchem	57,370		2,115,232
Buckeye Technologies	93,515		2,827,894
Calgon Carbon	104,671	[a]	1,669,502
Century Aluminum	150,847	[a]	1,683,453
Clearwater Paper	49,166	[a]	1,628,870
Deltic Timber	19,414		1,314,134
Eagle Materials	80,681		1,660,415
H.B. Fuller	113,795		2,445,455
Hawkins	19,754		756,183
Haynes International	28,237		1,651,582
Headwaters	128,136	[a]	225,519
Kaiser Aluminum	30,738		1,428,087
KapStone Paper and Packaging	97,002	[a]	1,590,833

The Fund	23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Koppers Holdings	48,875		1,617,274
Kraton Performance Polymers	66,234	[a]	1,303,485
LSB Industries	40,581	[a]	1,437,785
Materion	52,121	[a]	1,378,079
Myers Industries	93,688		1,144,867
Neenah Paper	43,859		723,674
Olympic Steel	22,802		466,301
OM Group	75,899	[a]	2,194,240
PolyOne	210,351		2,353,828
Quaker Chemical	28,901		1,005,466
RTI International Metals	57,529	[a]	1,518,190
Schweitzer-Mauduit International	39,722		2,793,251
Stepan	18,655		1,441,845
STR Holdings	88,493	[a]	756,615
Texas Industries	58,584		1,757,520
Wausau Paper	62,601		469,508
Zep	49,942		761,116
			48,044,618
Telecommunication Services—.6%
Atlantic Tele-Network	18,694		709,437
Cbeyond	58,985	[a]	486,036
Cincinnati Bell	355,145	[a]	1,143,567
General Communication, Cl. A	93,140	[a]	880,173
Neutral Tandem	81,281	[a]	856,702
NTELOS Holdings	60,809	[a]	1,156,587
USA Mobility	61,809		807,844
			6,040,346
Utilities—4.3%
Allete	68,799		2,718,248
American States Water	41,259		1,441,589

24

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Avista	117,839		2,999,003
Central Vermont Public Service	19,883		703,262
CH Energy Group	40,454		2,233,465
El Paso Electric	97,132		3,111,138
Harte-Hanks	74,693		655,805
Laclede Group	50,006		2,006,241
New Jersey Resources	87,003		4,090,881
Northwest Natural Gas	51,194		2,391,784
NorthWestern	85,753		2,954,191
Piedmont Natural Gas	152,806		4,995,228
South Jersey Industries	59,714		3,362,495
Southwest Gas	105,992		4,184,564
UIL Holdings	102,611		3,496,983
UniSource Energy	78,123		2,912,425
			44,257,302
Total Common Stocks
(cost $914,660,570)			1,014,282,375

Rights—.0%
Financial
First Bancorp
(cost $0)	20,765		623

	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 3/8/12	1,215,000	[c]	1,214,903
0.04%, 3/22/12	85,000	[c]	84,989
Total Short-Term Investments
(cost $1,299,804)			1,299,892

The Fund	25

STATEMENT OF INVESTMENTS (continued)

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,549,280)	10,549,280 [d]	10,549,280

Total Investments (cost $926,509,654)	100.0%	1,026,132,170
Liabilities, Less Cash and Receivables	(.0%)	(475,577)
Net Assets	100.0%	1,025,656,593

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	19.7	Utilities	4.3
Information Technology	18.9	Consumer Staples	4.2
Industrial	15.3	Short-Term/
Consumer Discretionary	14.8	Money Market Investments	1.1
Health Care	12.0	Telecommunication Services	.6
Materials	4.7
Energy	4.4		100.0

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES
October 31, 2011

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2011	($)
Financial Futures Long
Russell 2000 Mini	163	12,050,590	December 2011	1,147,768

See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	915,960,374	1,015,582,890
Affiliated issuers	10,549,280	10,549,280
Cash		1,075,251
Receivable for shares of Common Stock subscribed		1,298,623
Dividends receivable		434,472
Receivable for investment securities sold		222,454
		1,029,162,970
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		411,148
Payable for shares of Common Stock redeemed		1,626,407
Payable for investment securities purchased		1,116,222
Payable for futures variation margin—Note 4		352,600
		3,506,377
Net Assets ($)		1,025,656,593
Composition of Net Assets ($):
Paid-in capital		898,114,675
Accumulated undistributed investment income—net		3,543,854
Accumulated net realized gain (loss) on investments		23,227,780
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,147,768 net unrealized
appreciation on financial futures)		100,770,284
Net Assets ($)		1,025,656,593
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		50,737,436
Net Asset Value, offering and redemption price per share ($)		20.21

See notes to financial statements.

28

STATEMENT OF OPERATIONS
Year Ended October 31, 2011

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	12,984,588
Affiliated issuers	14,352
Income from securities lending—Note 1(b)	162,918
Interest	643
Total Income	13,162,501
Expenses:
Management fee—Note 3(a)	2,784,654
Shareholder servicing costs—Note 3(b)	2,784,654
Directors’ fees—Note 3(a)	57,857
Loan commitment fees—Note 2	14,565
Interest expense—Note 2	7,133
Total Expenses	5,648,863
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(57,857)
Net Expenses	5,591,006
Investment Income—Net	7,571,495
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,420,514
Net realized gain (loss) on financial futures	785,285
Net Realized Gain (Loss)	34,205,799
Net unrealized appreciation (depreciation) on investments	63,250,125
Net unrealized appreciation (depreciation) on financial futures	960,630
Net Unrealized Appreciation (Depreciation)	64,210,755
Net Realized and Unrealized Gain (Loss) on Investments	98,416,554
Net Increase in Net Assets Resulting from Operations	105,988,049

See notes to financial statements.

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2011	2010
Operations ($):
Investment income—net	7,571,495	6,071,974
Net realized gain (loss) on investments	34,205,799	32,546,093
Net unrealized appreciation
(depreciation) on investments	64,210,755	161,168,330
Net Increase (Decrease) in Net Assets
Resulting from Operations	105,988,049	199,786,397
Dividends to Shareholders from ($):
Investment income—net	(8,350,465)	(6,764,974)
Net realized gain on investments	(21,136,380)	—
Total Dividends	(29,486,845)	(6,764,974)
Capital Stock Transactions ($):
Net proceeds from shares sold	427,754,804	347,835,916
Dividends reinvested	28,316,048	6,274,003
Cost of shares redeemed	(509,615,242)	(348,615,530)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(53,544,390)	5,494,389
Total Increase (Decrease) in Net Assets	22,956,814	198,515,812
Net Assets ($):
Beginning of Period	1,002,699,779	804,183,967
End of Period	1,025,656,593	1,002,699,779
Undistributed investment income—net	3,543,854	4,322,824
Capital Share Transactions (Shares):
Shares sold	20,720,978	19,731,208
Shares issued for dividends reinvested	1,370,453	372,356
Shares redeemed	(24,634,466)	(20,289,148)
Net Increase (Decrease) in Shares Outstanding	(2,543,035)	(185,584)

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	18.82	15.04	15.71	25.45	23.93
Investment Operations:
Investment income—net[a]	.14	.11	.15	.22	.15
Net realized and unrealized
gain (loss) on investments	1.80	3.80	.45	(7.85)	2.45
Total from Investment Operations	1.94	3.91	.60	(7.63)	2.60
Distributions:
Dividends from investment income—net	(.16)	(.13)	(.23)	(.15)	(.12)
Dividends from net realized
gain on investments	(.39)	—	(1.04)	(1.96)	(.96)
Total Distributions	(.55)	(.13)	(1.27)	(2.11)	(1.08)
Net asset value, end of period	20.21	18.82	15.04	15.71	25.45
Total Return (%)	10.29	26.08	5.43	(32.21)	11.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.68	.65	1.11	1.09	.60
Portfolio Turnover Rate	22.25	20.72	25.48	31.84	25.08
Net Assets, end of period
($ x 1,000)	1,025,657	1,002,700	804,184	734,645	998,016

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

34

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,014,282,375	—	—	1,014,282,375
Mutual Funds	10,549,280	—	—	10,549,280
U.S. Treasury	—	1,299,892	—	1,299,892
Rights†	623	—	—	623
Other Financial
Instruments:
Futures††	1,147,768	—	—	1,147,768

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of

36

rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2011, The Bank of New York Mellon earned $54,306 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales ($)	10/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	10,179,000	259,255,928	258,885,648	10,549,280	1.0
Dreyfus
Institutional
Cash
Advantage
Fund†	123,776,219	163,382,330	287,158,549	—	—
Total	133,955,219	422,638,258	546,044,197	10,549,280	1.0

†	On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by Dreyfus
Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $9,989,001, undistributed capital gains $29,871,105 and unrealized appreciation $87,681,812.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2011 and October 31, 2010 were as follows: ordinary income $8,350,465 and $6,764,974 and long-term capital gains $21,136,380 and $0, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

38

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2011, was approximately $506,000 with a related weighted average annualized interest rate of 1.41%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2011, fees reimbursed by the Manager amounted to $57,857.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, the fund was charged $2,784,654 pursuant to the Shareholder Services Plan.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $205,574 and shareholder services plan fees $205,574.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2011, amounted to $245,879,472 and $317,359,188, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2011 are set forth in the Statement of Financial Futures.

40

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2011:

Average Market Value ($)
Equity futures contracts	12,384,981

At October 31, 2011, the cost of investments for federal income tax purposes was $938,450,358; accordingly, accumulated net unrealized appreciation on investments was $87,681,812, consisting of $214,186,408 gross unrealized appreciation and $126,504,596 gross unrealized depreciation.

The Fund	41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2011

42

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 95.68% of the ordinary dividends paid during the fiscal year ended October 31, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $7,989,946 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.Also, the fund hereby designates $.3925 per share as a long-term capital gain distribution paid on December 29, 2010 and also designates $.0008 per share as a long-term capital gain distribution paid on March 30, 2011.

The Fund	43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 167
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 50

44

Ehud Houminer (71)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Dr. Martin Peretz (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	45

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

46

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

The Fund	47

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

48

For More Information

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for profession0al services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,072 in 2010 and $101,544  in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,608 in 2010 and $18,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2010 and $-0- in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,549 in 2010 and $23,422 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2010 and $-0- in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,346 in 2010 and $1,393  in 2011. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2010 and $-0- in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $31,544,905 in 2010 and $16,139,606 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)